UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01880
The Income Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class A | AMECX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.58%

Management's discussion of fund performance
The fund’s Class

A shares gained 12.02% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class A (with sales charge) *	5.57%	6.35%	6.16%
The Income Fund of America — Class A (without sales charge) *	12.02	7.62	6.79
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class C | IFACX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 139	1.32%

Management's discussion of fund performance
The fund’s Class C shares gained 11.20% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class C (with sales charge) *	10.20%	6.82%	6.13%
The Income Fund of America — Class C (without sales charge) *	11.20	6.82	6.13
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class T | TIAFX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.32%

Management's discussion of fund performance
The fund’s Class T shares gained 12.31% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class T (with sales charge) 2	9.49%	7.35%	7.11%
The Income Fund of America — Class T (without sales charge) 2	12.31	7.89	7.48
S&P 500 Index 3	22.15	15.00	14.32
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	9.89
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.32
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-1 | IFAFX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 68	0.64%

Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.94% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-1 *	11.94%	7.55%	6.71%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(
800
) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class F-2 | AMEFX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.37%

Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.26% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-2 *	12.26%	7.84%	6.99%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class F-3 | FIFAX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.27%

Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.38% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class F-3 2	12.38%	7.94%	7.58%
S&P 500 Index 3	22.15	15.00	14.40
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	9.97
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.41
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-A | CIMAX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	0.61%

Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.01% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-A (with sales charge) *	8.10%	6.81%	6.35%
The Income Fund of America — Class 529-A (without sales charge) *	12.01	7.58	6.73
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-C |
CIMCX
 for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 144	1.36%

Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.19% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-C (with sales charge) *	10.19%	6.78%	6.32%
The Income Fund of America — Class 529-C (without sales charge) *	11.19	6.78	6.32
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-E | CIMEX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 89	0.84%

Management's discussion of fund performance
The fund’s Class 529-E shares gained 11.71% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-E *	11.71%	7.33%	6.48%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-T | TFAAX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.37%

Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.25% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class 529-T (with sales charge) 2	9.43%	7.29%	7.05%
The Income Fund of America — Class 529-T (without sales charge) 2	12.25	7.84	7.42
S&P 500 Index 3	22.15	15.00	14.32
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	9.89
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.32
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MF5TARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-F-1 | CIMFX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 invest
m
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 48	0.45%

Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.20% for the year ended July 31, 2024. That result compares with a 1
6.02
% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has
grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-F-1 *	12.20%	7.78%	6.95%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/
Bloomberg
U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-F-2 | FAIFX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 38	0.36%

Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.30% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	Since inception 1
The Income Fund of America — Class 529-F-2 2	12.30%	10.22%
S&P 500 Index 3	22.15	16.78
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	10.10
Bloomberg U.S. Aggregate Index 3	5.10	-1.95
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class 529-F-3 | FFIFX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 34	0.32%

Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.31% for the year ended July 31, 2
024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/
Bloomberg
U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	Since inception 1
The Income Fund of America — Class 529-F-3 2	12.31%	10.24%
S&P 500 Index 3	22.15	16.78
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	10.10
Bloomberg U.S. Aggregate Index 3	5.10	-1.95
Effective July 24, 2024, the fund's primary
benchmark
changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30,
2020
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-1 | RIDAX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.35%

Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.15% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What
factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-1 *	11.15%	6.78%	5.94%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark
changed
from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indices
LLC or Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-2 | RIDBX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.35%

Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.16% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period.
Holdings
in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2 *	11.16%	6.77%	5.94%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary
benchmark
changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund
distributions or redemption of fund shares.
Key fund statistics

Fund net assets (in millions )	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-2E | RIEBX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.07%

Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.47% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s
fiscal
year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class R-2E 2	11.47%	7.09%	6.08%
S&P 500 Index 3	22.15	15.00	12.82
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	8.98
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.51
Effective July 24, 2024, the fund's primary benchmark changed from the
65
%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P
500
Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on August 29, 2014.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions )	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-3 | RIDCX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 96	0.91%

Management's discussion of fund performance
The fund’s Class R-3 shares gained 11.66% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s
holdings
in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-3 *	11.66%	7.26%	6.41%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24,
2024
, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics

Fund net assets (in millions )	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-4 | RIDEX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.61%

Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.01% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-4 *	12.01%	7.57%	6.73%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-5E | RIDHX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%

Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.22% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class R-5E 2	12.22%	7.79%	7.69%
S&P 500 Index 3	22.15	15.00	13.86
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	9.65
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.51
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-5 | RIDFX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.31%

Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.32% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-5 *	12.32%	7.91%	7.05%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-006-0924 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America®
Class R-6 | RIDGX
for the year ended July 31, 2024
This annual shareholder report contains important information about The Income Fund of America (the "fund")

for the period from August 1, 2023 to July 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.27%

Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.36% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-6 *	12.36%	7.94%	7.10%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-006-0924 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Sharon I. Meers, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
July 31, 2024	160,000	15,000	13,000	None
July 31, 2023	180,000	21,000	14,000	None
Adviser and Affiliates2
July 31, 2024	Not Applicable	2,638,000	None	11,000
July 31, 2023	Not Applicable	2,218,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
July 31, 2024	2,677,000
July 31, 2023	2,253,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Income Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended July 31, 2024
Lit. No. MFGEFP4-006-0924 © 2024 Capital Group. All rights reserved.

Investment portfolio July 31, 2024

Common stocks 70.39%		Shares	Value (000)
Financials 14.63%
	JPMorgan Chase & Co.	13,254,058	$2,820,464
	Goldman Sachs Group, Inc.	2,539,955	1,292,913
	Fifth Third Bancorp	27,177,829	1,150,709
	CME Group, Inc., Class A	5,916,037	1,145,995
	BlackRock, Inc.	1,248,097	1,093,957
	Brookfield Asset Management, Ltd., Class A	20,433,404	891,509
	Ares Management Corp., Class A	4,990,000	764,468
	Apollo Asset Management, Inc.	5,915,679	741,294
	Carlyle Group, Inc. (The)	13,610,386	676,981
	Mizuho Financial Group, Inc.	25,867,300	591,587
	Synchrony Financial	11,302,951	574,077
	Royal Bank of Canada[1]	4,840,263	540,873
	CaixaBank, SA, non-registered shares	89,431,759	521,060
	Blackstone, Inc.	2,930,100	416,514
	Morgan Stanley	3,768,727	388,970
	ING Groep NV	19,952,680	361,759
	Citizens Financial Group, Inc.	7,800,704	332,856
	AXA SA	8,745,976	306,746
	Progressive Corp.	1,315,000	281,568
	Banco Bilbao Vizcaya Argentaria, SA	26,183,869	275,160
	Zurich Insurance Group AG	499,352	274,596
	American International Group, Inc.	2,796,400	221,559
	Great-West Lifeco, Inc.	6,839,871	205,446
	Manulife Financial Corp.	7,324,303	195,117
	Citigroup, Inc.	3,000,000	194,640
	3i Group PLC	4,110,000	165,075
	Tokio Marine Holdings, Inc.	4,049,600	160,977
	B3 SA - Brasil, Bolsa, Balcao	81,826,000	156,964
	Fidelity National Information Services, Inc.	2,000,000	153,660
	NatWest Group PLC	30,000,000	141,575
	T&D Holdings, Inc. (Japan)	6,740,400	127,581
	DBS Group Holdings, Ltd.	4,634,630	127,078
	Qualitas Controladora, SAB de CV	12,253,781	112,955
	China Merchants Bank Co., Ltd., Class A	23,748,186	107,331
	Nordnet AB	5,000,000	101,883
	Macquarie Group, Ltd.	674,432	92,676
	National Bank of Canada	1,083,560	90,631
	Münchener Rückversicherungs-Gesellschaft AG	163,906	80,752
	Islandsbanki hf.[2]	101,444,765	75,545
	Bank Rakyat Indonesia (Persero) Tbk PT	245,842,000	70,912
	National Bank of Greece SA	8,041,354	70,670
	Toronto-Dominion Bank (The) (CAD denominated)	968,362	57,184
	Power Corporation of Canada, subordinate voting shares	1,735,000	50,216
	ICICI Securities, Ltd.	4,596,961	42,419
	BB Seguridade Participações SA	3,300,000	20,519
	PNC Financial Services Group, Inc.	112,797	20,427
	KKR & Co., Inc.	164,019	20,248
	Bank of America Corp.	446,429	17,996
	Brookfield Corp., Class A	207,530	10,117
	KB Financial Group, Inc.	125,314	7,975
	Lazard, Inc., Class A	67,204	3,304
	Sberbank of Russia PJSC[3]	25,683,200	— [4]
			18,347,488

Consumer staples 8.59%
	Philip Morris International, Inc.	28,189,022	3,246,248
	Procter & Gamble Co.	5,476,696	880,434
	Nestlé SA	8,460,839	858,866
	Coca-Cola Co.	8,333,900	556,204
	General Mills, Inc.	8,147,815	547,044
	Target Corp.	3,533,500	531,474
	Sysco Corp.	6,914,633	530,007
	Bunge Global SA	4,097,269	431,156
	Altria Group, Inc.	8,729,873	427,851
	Keurig Dr Pepper, Inc.	11,740,528	402,465

The Income Fund of America	1

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Pernod Ricard SA1	2,714,147	$363,491
	Mondelez International, Inc., Class A	4,998,633	341,657
	PepsiCo, Inc.	1,922,577	331,971
	Kenvue, Inc.	10,008,914	185,065
	Kimberly-Clark Corp.	1,297,670	175,250
	Walgreens Boots Alliance, Inc.	12,488,922	148,244
	Diageo PLC	4,498,378	140,103
	Conagra Brands, Inc.	4,527,100	137,262
	Unilever PLC	2,000,000	122,690
	Kraft Heinz Co. (The)	3,351,000	117,989
	Tyson Foods, Inc., Class A	1,545,491	94,120
	British American Tobacco PLC	2,459,890	87,257
	Scandinavian Tobacco Group A/S	4,227,973	61,932
	WH Group, Ltd.	49,532,000	32,270
	Viva Wine Group AB1,2	4,500,000	19,375
			10,770,425

Health care 7.27%
	Gilead Sciences, Inc.	31,499,212	2,395,830
	CVS Health Corp.	23,485,840	1,416,901
	AstraZeneca PLC	8,732,500	1,384,499
	AbbVie, Inc.	5,390,470	998,962
	Sanofi[1]	7,860,602	808,393
	Pfizer, Inc.	23,651,000	722,302
	Medtronic PLC	6,661,166	535,025
	Merck & Co., Inc.	3,949,000	446,750
	Danaher Corp.	492,510	136,465
	Takeda Pharmaceutical Co., Ltd.	3,152,800	90,093
	GSK PLC	3,575,308	69,239
	Rotech Healthcare, Inc.[2,3,5,6]	543,172	50,336
	Endo, Inc.[5]	840,153	24,364
	Endo, Inc.[5,7]	314,433	9,119
	Endo, Inc., 1L 7.50% Escrow[3,5]	79,502,000	— [4]
	Solventum Corp.[5]	391,217	23,035
	Sandoz Group AG	167,000	7,262
			9,118,575

Energy 6.94%
	EOG Resources, Inc.	15,817,410	2,005,648
	Canadian Natural Resources, Ltd. (CAD denominated)	38,453,357	1,365,287
	Exxon Mobil Corp.	9,544,574	1,131,891
	Chevron Corp.	5,626,618	902,903
	Shell PLC (GBP denominated)	16,961,626	618,642
	Baker Hughes Co., Class A	14,583,554	564,675
	Tourmaline Oil Corp.	12,201,319	536,870
	TotalEnergies SE	7,231,700	487,721
	ConocoPhillips	3,406,321	378,783
	Enbridge, Inc.	5,000,000	187,100
	Diamondback Energy, Inc.	892,968	180,656
	Pembina Pipeline Corp.	3,095,078	119,956
	TC Energy Corp. (CAD denominated)	2,809,180	119,273
	HF Sinclair Corp.	1,022,000	52,602
	Ascent Resources - Utica, LLC, Class A3,6	1,102,146	46,334
	Altera Infrastructure, LP3,5	80,900	6,043
	Chesapeake Energy Corp.[1]	25,242	1,927
	Mesquite Energy, Inc.[3,5]	25,913	1,469
	Bighorn Permian Resources, LLC[3]	17,183	— [4]
			8,707,780

Industrials 6.72%
	BAE Systems PLC	112,929,949	1,885,186
	Lockheed Martin Corp.	2,258,400	1,223,872
	RTX Corp.	6,897,398	810,375
	Siemens AG	2,165,820	397,008
	Paychex, Inc.	2,755,438	352,751
	Johnson Controls International PLC	4,858,318	347,564
	Deutsche Post AG	7,170,156	320,084
	L3Harris Technologies, Inc.	1,393,700	316,217

2	The Income Fund of America

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	SGS SA	2,578,725	$282,371
	3M Co.	2,181,535	278,255
	Volvo AB, Class B	10,727,109	273,406
	Emerson Electric Co.	2,025,800	237,241
	Watsco, Inc.	439,018	214,895
	Norfolk Southern Corp.	818,000	204,140
	Caterpillar, Inc.	585,130	202,572
	United Parcel Service, Inc., Class B	1,550,000	202,073
	Southwest Airlines Co.	6,965,000	187,637
	Bureau Veritas SA1	3,782,527	118,474
	Ventia Services Group Pty, Ltd.	34,829,353	100,589
	ManpowerGroup, Inc.	1,102,832	84,455
	Fluidra, SA, non-registered shares	3,750,000	83,341
	Valmet OYJ	2,850,000	80,724
	ITOCHU Corp.[1]	1,500,000	77,012
	Aena S.M.E, SA, non-registered shares	266,889	50,587
	Inwido AB	2,500,000	41,292
	Regal Rexnord Corp.	134,000	21,531
	Robert Half, Inc.	270,606	17,370
	General Dynamics Corp.	35,000	10,455
			8,421,477

Information technology 6.48%
	Broadcom, Inc.	15,710,610	2,524,381
	Taiwan Semiconductor Manufacturing Co., Ltd.	52,203,300	1,500,540
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,543,000	255,829
	Microsoft Corp.	4,056,520	1,697,045
	Texas Instruments, Inc.	3,502,889	713,924
	International Business Machines Corp.	1,964,956	377,547
	MediaTek, Inc.	9,524,000	360,977
	Seagate Technology Holdings PLC	3,126,284	319,412
	Diebold Nixdorf, Inc.[1,2,5]	4,521,627	196,917
	Tokyo Electron, Ltd.	693,000	139,925
	GlobalWafers Co., Ltd.	3,029,000	46,059
			8,132,556

Utilities 5.09%
	Brookfield Infrastructure Partners, LP2	29,937,603	946,060
	FirstEnergy Corp.	20,672,979	866,405
	DTE Energy Co.	6,750,246	813,607
	National Grid PLC	59,883,981	761,270
	Dominion Energy, Inc.	8,392,521	448,664
	AES Corp.	20,299,848	361,134
	Pinnacle West Capital Corp.	4,116,892	352,365
	Veolia Environnement SA1	10,327,284	323,865
	Edison International	3,711,285	296,940
	Duke Energy Corp.	2,449,457	267,652
	SSE PLC	9,119,982	220,748
	Southern Co. (The)	2,378,106	198,619
	NextEra Energy, Inc.	1,892,541	144,571
	Public Service Enterprise Group, Inc.	1,750,000	139,598
	E.ON SE	9,030,762	126,667
	Engie SA	6,000,000	94,301
	Talen Energy Corp.[5]	175,287	21,850
			6,384,316

Consumer discretionary 4.39%
	Home Depot, Inc.	4,332,043	1,594,885
	Restaurant Brands International, Inc.	13,232,349	926,132
	Darden Restaurants, Inc.	5,647,758	826,211
	Industria de Diseño Textil, SA	16,382,731	793,846
	McDonald’s Corp.	1,586,539	421,067
	Hyundai Motor Co.	1,188,000	216,124
	Compagnie Financière Richemont SA, Class A	888,595	135,346
	Hasbro, Inc.	2,085,240	134,415
	Domino’s Pizza Group PLC[2]	30,671,123	127,988
	Kering SA	397,243	122,151
	Midea Group Co., Ltd., Class A	7,780,490	68,523

The Income Fund of America	3

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Puuilo OYJ[2]	5,509,640	$60,516
	Stellantis NV	2,734,625	45,537
	Party City Holdco, Inc.[2,3,5]	1,566,483	27,288
	Party City Holdco, Inc.[2,3,5,7]	15,639	273
	NMG Parent, LLC[5]	67,256	7,936
	MYT Holding Co., Class B5	2,070,418	259
			5,508,497

Communication services 3.75%
	Comcast Corp., Class A	37,611,683	1,552,234
	Publicis Groupe SA	9,270,048	967,526
	AT&T, Inc.	34,958,685	672,955
	Koninklijke KPN NV	137,211,139	540,009
	Verizon Communications, Inc.	9,837,854	398,630
	Deutsche Telekom AG	12,658,808	330,821
	TELUS Corp.	7,000,000	113,012
	NetEase, Inc. (ADR)	715,721	65,925
	Singapore Telecommunications, Ltd.	25,850,000	59,524
	Cumulus Media, Inc., Class A5	217,532	435
	Clear Channel Outdoor Holdings, Inc.[5]	152,827	254
			4,701,325

Real estate 3.36%
	Crown Castle, Inc. REIT	6,549,866	721,009
	VICI Properties, Inc. REIT	20,755,578	648,819
	Prologis, Inc. REIT	5,055,075	637,192
	Extra Space Storage, Inc. REIT	2,795,792	446,264
	Iron Mountain, Inc. REIT	3,067,169	314,569
	Lineage, Inc. REIT[5]	3,498,100	307,413
	Public Storage REIT	879,684	260,316
	Lamar Advertising Co. REIT, Class A	2,003,322	240,118
	American Tower Corp. REIT	901,480	198,686
	UDR, Inc. REIT	3,338,243	133,763
	CTP NV	6,729,851	117,708
	Gaming and Leisure Properties, Inc. REIT	2,290,433	114,980
	Safestore Holdings PLC	6,000,000	62,275
	WeWork, Inc.[3,5]	796,654	7,983
			4,211,095

Materials 3.17%
	Agnico Eagle Mines, Ltd.	9,830,897	758,545
	Rio Tinto PLC	7,637,170	494,454
	Packaging Corporation of America	1,670,448	333,872
	Air Products and Chemicals, Inc.	1,210,386	319,360
	Barrick Gold Corp.	16,415,500	303,851
	Holcim, Ltd.	3,213,927	300,795
	Dow, Inc.	5,085,000	276,980
	Southern Copper Corp.	2,581,046	275,165
	Lundin Mining Corp.	20,515,578	207,140
	Glencore PLC	36,968,097	204,666
	Newmont Corp.	3,300,000	161,931
	International Paper Co.	2,820,584	131,101
	International Flavors & Fragrances, Inc.	753,785	74,987
	Eastman Chemical Co.	530,448	54,811
	Venator Materials PLC[2,3,5]	53,540	36,351
	UPM-Kymmene OYJ	818,500	27,034
	Solidcore Resources PLC[5]	6,162,000	16,144
			3,977,187
	Total common stocks (cost: $58,869,040,000)		88,280,721
Preferred securities 0.07%
Financials 0.07%
	Citigroup, Inc., 11.887% preferred shares[8]	2,245,277	65,495
	Itaú Unibanco Holding SA, preferred nominative shares	3,172,372	19,002
			84,497

4	The Income Fund of America

Preferred securities (continued)		Shares	Value (000)

Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[3,5,7]	3,259	$5,585

Consumer discretionary 0.00%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[5]	1,427,896	964
	Total preferred securities (cost: $76,871,000)		91,046

Rights & warrants 0.00%
Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[3,5]	75,844	— [4]

Energy 0.00%
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,5]	28	— [4]
	Total rights & warrants (cost: $459,000)		— [4]
Convertible stocks 0.12%
Materials 0.12%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,287,100	146,999
	Total convertible stocks (cost: $164,457,000)		146,999
Convertible bonds & notes 0.02%		Principal amount (000)
Communication services 0.02%
	DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD36,000	22,047
	Total convertible bonds & notes (cost: $24,712,000)		22,047

Bonds, notes & other debt instruments 23.81%
Corporate bonds, notes & loans 15.98%
Financials 3.11%
	AerCap Ireland Capital DAC 1.65% 10/29/2024	6,610	6,544
	AerCap Ireland Capital DAC 6.50% 7/15/2025	4,315	4,352
	AerCap Ireland Capital DAC 1.75% 1/30/2026	3,978	3,786
	AerCap Ireland Capital DAC 2.45% 10/29/2026	21,944	20,734
	AerCap Ireland Capital DAC 6.45% 4/15/2027	16,838	17,435
	AG Issuer, LLC 6.25% 3/1/2028[7]	67,717	64,956
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[7]	24,566	25,105
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,9]	14,750	15,127
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,9]	450	474
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[7]	20,465	19,495
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[7]	55,406	55,044
	Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[7]	14,500	14,581
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[7]	35,215	33,747
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[7]	21,120	21,514
	Ally Financial, Inc. 8.00% 11/1/2031	4,026	4,501
	Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[9]	8,000	8,041
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[9]	11,161	11,327
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[9]	8,383	9,122
	American International Group, Inc. 5.125% 3/27/2033	7,481	7,549
	American International Group, Inc. 4.375% 6/30/2050	2,950	2,515
	AmWINS Group, Inc. 6.375% 2/15/2029[7]	12,335	12,521
	AmWINS Group, Inc. 4.875% 6/30/2029[7]	55,605	52,481
	Aretec Group, Inc. 7.50% 4/1/2029[7]	57,728	54,673
	Aretec Group, Inc. 10.00% 8/15/2030[7]	16,170	17,261
	AssuredPartners, Inc. 5.625% 1/15/2029[7]	27,866	26,563
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[7]	5,950	6,139
	Banco Santander, SA 2.746% 5/28/2025	2,600	2,545
	Banco Santander, SA 5.147% 8/18/2025	3,400	3,391
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	6,995	6,346

The Income Fund of America	5

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[9]	USD9,700	$9,369
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]	19,600	19,358
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]	13,739	13,779
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[9]	1,353	1,293
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[9]	5,603	5,673
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]	22,500	20,344
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	27,885	28,880
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[9]	17,446	15,422
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	3,129	2,640
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	21,060	17,654
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	14,634	14,777
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[9]	2,829	2,970
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	7,225	7,390
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[9]	6,954	7,037
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[9]	10,239	10,371
	Block, Inc. 3.50% 6/1/2031	14,380	12,487
	Blue Owl Capital Corp. 4.00% 3/30/2025	449	443
	Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	6,194
	Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	19,126
	Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,594
	Blue Owl Capital Corp. II 4.625% 11/26/2024[7]	2,029	2,021
	Blue Owl Capital Corp. III 3.125% 4/13/2027	14,490	13,437
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,213
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	13,930	14,036
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,9]	11,129	10,510
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,9]	7,330	6,537
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[7,9]	19,391	19,672
	Boost Newco Borrower, LLC 7.50% 1/15/2031[7]	15,025	15,835
	BPCE SA 1.625% 1/14/2025[7]	5,475	5,381
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,9]	4,575	4,378
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,9]	2,008	2,026
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,9]	3,500	3,683
	BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,9]	7,925	6,547
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,9]	750	758
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[7,9]	16,975	17,318
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,9]	5,575	5,758
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[7,9]	15,250	15,548
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[7,9]	2,200	2,392
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[7,9]	3,350	3,452
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]	9,000	8,961
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	4,824	4,924
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[9]	10,489	10,589
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	12,317	12,664
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[7]	26,060	25,443
	Chubb INA Holdings, LLC 3.35% 5/3/2026	765	747
	Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	3,012
	Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,441
	Citibank, NA 4.838% 8/6/2029	8,000	8,044
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[9]	6,069	5,967
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]	14,295	14,359
	Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027)[9]	700	676
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	25,670	25,959
	Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[9]	775	745
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	1,151	1,047
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	42,540	37,383
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]	7,666	6,462
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	2,214	2,299
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[9]	3,000	3,042
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	20,140	20,481
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[9]	14,969	15,159
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[9]	12,283	13,094

6	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	CME Group, Inc. 3.75% 6/15/2028	USD5,875	$5,752
	Coinbase Global, Inc. 3.375% 10/1/2028[7]	100,328	88,405
	Coinbase Global, Inc. 3.625% 10/1/2031[7]	83,345	69,378
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[7]	68,915	66,094
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[7]	26,645	24,417
	Cooperatieve Rabobank UA 4.375% 8/4/2025	7,500	7,423
	Corebridge Financial, Inc. 3.50% 4/4/2025	5,138	5,065
	Corebridge Financial, Inc. 3.65% 4/5/2027	18,911	18,338
	Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,108
	Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,118
	Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,382
	Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,358
	Corebridge Global Funding 5.35% 6/24/2026[7]	2,500	2,523
	Corebridge Global Funding 5.20% 6/24/2029[7]	3,000	3,055
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,9]	10,175	9,870
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,9]	4,900	4,621
	Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,9]	3,000	3,035
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,9]	5,000	4,909
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[9]	58,600	58,266
	Deutsche Bank AG 4.10% 1/13/2026	33,123	32,627
	Deutsche Bank AG 4.10% 1/13/2026	834	824
	Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[9]	1,000	1,005
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	6,100	5,845
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	30,403	28,427
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]	76,161	71,391
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[9]	8,098	8,180
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	20,135	21,034
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	23,447	24,810
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[9]	12,000	10,403
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,9]	14,750	14,876
	Equitable Holdings, Inc. 5.00% 4/20/2048	849	781
	Fidelity National Information Services, Inc. 1.65% 3/1/2028	1,265	1,136
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	2,027	1,494
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[9]	27,964	28,439
	Fiserv, Inc. 2.65% 6/1/2030	4,652	4,156
	Goldman Sachs Group, Inc. 3.272% 9/29/2025 (3-month USD CME Term SOFR + 1.463% on 9/29/2024)[9]	1,100	1,096
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]	17,000	15,822
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]	33,850	31,680
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]	26,963	25,459
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]	20,925	20,261
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[9]	12,201	12,914
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	23,199	23,968
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[9]	16,000	16,083
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[9]	6,523	5,606
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[9]	7,500	5,701
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[7]	22,939	23,033
	Hightower Holding, LLC 6.75% 4/15/2029[7]	32,395	30,260
	Hightower Holding, LLC 9.125% 1/31/2030[7]	36,790	37,393
	Howden UK Refinance PLC 7.25% 2/15/2031[7]	27,595	27,696
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[7]	23,840	23,794
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[9]	243	260
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[9]	4,701	4,222
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]	3,237	2,774
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]	750	639
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[9]	14,010	14,423
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[9]	298	321
	HUB International, Ltd. 5.625% 12/1/2029[7]	16,370	15,730
	HUB International, Ltd. 7.25% 6/15/2030[7]	12,698	13,104
	HUB International, Ltd. 7.375% 1/31/2032[7]	20,425	21,008
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.264% 6/20/2030[8,10]	9,241	9,260
	Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[9]	6,989	7,265
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,216
	Intesa Sanpaolo SpA 3.25% 9/23/2024[7]	1,130	1,126

The Income Fund of America	7

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Intesa Sanpaolo SpA 5.71% 1/15/2026[7]	USD41,358	$41,327
	Intesa Sanpaolo SpA 3.875% 7/14/2027[7]	6,150	5,915
	Intesa Sanpaolo SpA 3.875% 1/12/2028[7]	2,820	2,699
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,9]	8,800	9,955
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,9]	7,250	7,796
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[7]	45,895	42,900
	JPMorgan Chase & Co. 3.875% 9/10/2024	150	150
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[9]	4,000	4,002
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[9]	20,121	19,713
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	2,070	2,080
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]	4	4
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[9]	4,000	4,076
	JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027)[9]	350	338
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[9]	18,000	18,096
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	6,435	6,446
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[9]	6,500	6,819
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	15,750	16,245
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[9]	12,000	12,092
	JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	3,350	2,965
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]	8,141	8,293
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[9]	5,441	5,892
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[9]	11,750	12,319
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[9]	3,200	3,246
	JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[9]	6,250	4,544
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[9]	7,070	6,673
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,9]	2,400	2,457
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[7,9]	3,025	3,218
	Liberty Mutual Group, Inc. 4.569% 2/1/2029[7]	2,929	2,906
	Lloyds Banking Group PLC 4.582% 12/10/2025	6,250	6,188
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[9]	5,600	5,515
	Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]	11,952	11,603
	Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[9]	274	282
	Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[9]	5,665	5,560
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[9]	13,538	13,874
	LPL Holdings, Inc. 4.625% 11/15/2027[7]	22,510	21,995
	LPL Holdings, Inc. 4.00% 3/15/2029[7]	19,120	18,026
	LPL Holdings, Inc. 4.375% 5/15/2031[7]	21,690	20,022
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[9]	13,352	14,355
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[9]	11,952	12,267
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[9]	13,592	12,981
	Mastercard, Inc. 4.85% 3/9/2033	8,283	8,429
	Metropolitan Life Global Funding I 5.05% 6/11/2027[7]	3,000	3,038
	Metropolitan Life Global Funding I 5.15% 3/28/2033[7]	3,578	3,621
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]	17,000	15,937
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]	3,846	3,603
	Mizuho Financial Group, Inc. 5.382% 7/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 7/10/2029)[9]	8,000	8,153
	Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030)[9]	3,350	2,817
	Morgan Stanley 3.70% 10/23/2024	600	597
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]	12,230	12,159
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]	4,000	3,742
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[9]	5,000	5,095
	Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[9]	9,375	9,421

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	USD7,140	$7,209
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[9]	28,170	28,460
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[9]	9,880	10,090
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[9]	4,833	4,891
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	27,227	28,091
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[9]	36,186	36,447
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[9]	1,357	1,364
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[9]	23,297	23,498
	Nasdaq, Inc. 5.35% 6/28/2028	3,314	3,397
	Nasdaq, Inc. 5.55% 2/15/2034	10,260	10,542
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[7]	13,930	14,228
	Navient Corp. 5.875% 10/25/2024	15,600	15,580
	Navient Corp. 6.75% 6/15/2026	15,000	15,174
	Navient Corp. 5.00% 3/15/2027	19,710	19,076
	Navient Corp. 4.875% 3/15/2028	3,085	2,882
	Navient Corp. 5.50% 3/15/2029	88,015	81,942
	Navient Corp. 11.50% 3/15/2031	38,790	43,026
	Navient Corp. 5.625% 8/1/2033	10,990	9,164
	New York Life Global Funding 4.55% 1/28/2033[7]	3,288	3,218
	Northwestern Mutual Global Funding 1.75% 1/11/2027[7]	8,500	7,945
	OneMain Finance Corp. 3.875% 9/15/2028	5,974	5,461
	OneMain Finance Corp. 7.875% 3/15/2030	22,250	23,220
	Osaic Holdings, Inc. 10.75% 8/1/2027[7]	49,972	51,039
	Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[8,10]	10,389	10,254
	Owl Rock Capital Corp. 3.75% 7/22/2025	12,473	12,236
	Oxford Finance, LLC 6.375% 2/1/2027[7]	18,260	17,843
	PayPal Holdings, Inc. 2.65% 10/1/2026	957	918
	PayPal Holdings, Inc. 2.30% 6/1/2030	674	595
	Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,391
	Prudential Financial, Inc. 3.70% 3/13/2051	755	566
	Rocket Mortgage, LLC 2.875% 10/15/2026[7]	12,990	12,283
	Rocket Mortgage, LLC 3.625% 3/1/2029[7]	6,645	6,106
	Royal Bank of Canada 1.15% 6/10/2025	10,367	10,032
	Ryan Specialty Group, LLC 4.375% 2/1/2030[7]	30,295	28,556
	Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[9]	3,575	3,623
	Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]	5,250	4,894
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]	10,750	11,105
	Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[9]	1,861	1,933
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[9]	15,362	15,812
	Starwood Property Trust, Inc. 4.375% 1/15/2027[7]	33,055	31,769
	Starwood Property Trust, Inc. 7.25% 4/1/2029[7]	15,790	16,259
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]	5,183	4,928
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]	6,795	6,717
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	3,125	2,935
	Swedbank AB 6.136% 9/12/2026[7]	795	816
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,9]	1,400	1,364
	Synchrony Bank 5.40% 8/22/2025	9,000	8,979
	Synchrony Bank 5.625% 8/23/2027	9,000	9,031
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029)[9]	4,475	4,505
	Synchrony Financial 2.875% 10/28/2031	11,000	9,063
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,575	5,325
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	6,997	6,505
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	8,500	8,004
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[9]	3,163	3,408
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.085% 5/6/2032[8,10]	88,940	91,553
	U.S. Bancorp 2.375% 7/22/2026	5,000	4,783
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]	6,425	6,362
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[9]	1,924	1,909
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	12,103	12,344
	U.S. Bancorp 5.10% 7/23/2030 (USD-SOFR + 1.25% on 7/23/2029)[9]	7,000	7,064
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]	10,755	10,434
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,9]	4,687	4,671
	UBS Group AG 4.125% 9/24/2025[7]	4,425	4,368
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,9]	22,225	21,640

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,9]	USD2,650	$2,501
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,9]	20,134	18,966
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,9]	6,000	5,577
	UBS Group AG 7.50% 2/15/2028	9,000	9,751
	UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,9]	1,407	1,397
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,9]	6,152	6,385
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,9,11]	4,198	4,038
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,9]	5,269	5,505
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[7,9]	18,061	18,341
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,9,11]	1,627	1,493
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[7,9]	9,960	10,191
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,9]	48,224	45,913
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,9]	12,245	10,101
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,9]	26,250	22,954
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,9]	17,391	14,622
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,9]	533	573
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,9]	14,339	17,685
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[7,9]	2,000	2,129
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[7,9]	6,200	6,347
	UniCredit SpA 4.625% 4/12/2027[7]	1,730	1,713
	USI, Inc. 7.50% 1/15/2032[7]	9,555	9,891
	Visa, Inc. 3.15% 12/14/2025	6,750	6,617
	Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[9]	8,310	8,246
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[9]	12,000	11,796
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]	4,687	4,637
	Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[9]	9,350	9,130
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]	23,305	22,496
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	31,278	31,892
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	6,374	5,953
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	19,163	19,117
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[9]	8,005	8,199
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[9]	2,357	2,136
	Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030)[9]	7,350	6,514
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	10,750	11,718
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[9]	4,630	4,111
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	5,750	5,664
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	9,400	7,990
	Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,127
			3,905,018

Energy 2.19%
	Antero Midstream Partners, LP 5.375% 6/15/2029[7]	14,760	14,445
	Antero Resources Corp. 7.625% 2/1/2029[7]	5,135	5,308
	Antero Resources Corp. 5.375% 3/1/2030[7]	52	51
	Apache Corp. 4.25% 1/15/2030	4,870	4,617
	Apache Corp. 5.35% 7/1/2049	28,650	24,449
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[7]	33,855	33,914
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[7]	959	1,181
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[7]	17,480	17,955
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[7]	8,625	8,466
	Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,389
	Baytex Energy Corp. 8.50% 4/30/2030[7]	1,955	2,065

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Baytex Energy Corp. 7.375% 3/15/2032[7]	USD9,285	$9,488
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[7]	36,675	35,305
	Blue Racer Midstream, LLC 7.00% 7/15/2029[7]	4,095	4,209
	Blue Racer Midstream, LLC 7.25% 7/15/2032[7]	5,980	6,228
	Borr IHC, Ltd. 10.00% 11/15/2028[7]	55,223	57,906
	Borr IHC, Ltd. 10.375% 11/15/2030[7]	3,025	3,193
	BP Capital Markets America, Inc. 2.772% 11/10/2050	2,532	1,621
	California Resources Corp. 7.125% 2/1/2026[7]	26,405	26,480
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	3,150	3,053
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,010	1,958
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	476
	Cenovus Energy, Inc. 5.375% 7/15/2025	4,421	4,401
	Cenovus Energy, Inc. 4.25% 4/15/2027	18,549	18,250
	Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,352
	Chesapeake Energy Corp. 5.50% 2/1/2026[7]	2,265	2,254
	Chesapeake Energy Corp. 5.875% 2/1/2029[7]	41,135	40,910
	Chesapeake Energy Corp. 6.75% 4/15/2029[7]	18,880	19,093
	Chesapeake Energy Corp. 4.875% 4/15/2032[12]	28,085	484
	CITGO Petroleum Corp. 8.375% 1/15/2029[7]	36,565	38,132
	Civitas Resources, Inc. 5.00% 10/15/2026[7]	23,690	23,188
	Civitas Resources, Inc. 8.375% 7/1/2028[7]	14,400	15,137
	Civitas Resources, Inc. 8.625% 11/1/2030[7]	7,165	7,743
	Civitas Resources, Inc. 8.75% 7/1/2031[7]	31,405	33,812
	CNX Midstream Partners, LP 4.75% 4/15/2030[7]	8,065	7,407
	CNX Resources Corp. 6.00% 1/15/2029[7]	37,027	36,678
	CNX Resources Corp. 7.375% 1/15/2031[7]	25,699	26,551
	CNX Resources Corp. 7.25% 3/1/2032[7]	15,685	16,214
	Comstock Resources, Inc. 6.75% 3/1/2029[7]	17,870	17,330
	Comstock Resources, Inc. 5.875% 1/15/2030[7]	15,235	14,184
	ConocoPhillips Co. 5.30% 5/15/2053	2,036	1,986
	Constellation Oil Services Holding SA 13.50% 6/30/2025[3,7]	6,583	6,583
	Crescent Energy Finance, LLC 9.25% 2/15/2028[7]	43,362	45,810
	Crescent Energy Finance, LLC 7.625% 4/1/2032[7]	7,650	7,850
	Crescent Energy Finance, LLC 7.375% 1/15/2033[7]	18,230	18,493
	Devon Energy Corp. 4.50% 1/15/2030	3,138	3,079
	Diamond Foreign Asset Co. 8.50% 10/1/2030[7]	4,545	4,841
	Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	2,022
	Diamondback Energy, Inc. 5.15% 1/30/2030	627	637
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,056	1,069
	Diamondback Energy, Inc. 6.25% 3/15/2053	4,048	4,280
	Diamondback Energy, Inc. 5.75% 4/18/2054	4,993	4,946
	Diamondback Energy, Inc. 5.90% 4/18/2064	4,751	4,729
	DT Midstream, Inc. 4.125% 6/15/2029[7]	8,935	8,360
	DT Midstream, Inc. 4.375% 6/15/2031[7]	9,670	8,923
	Ecopetrol SA 4.625% 11/2/2031	970	804
	Ecopetrol SA 8.875% 1/13/2033	65,030	67,994
	Enbridge Energy Partners, LP 5.875% 10/15/2025	1,145	1,154
	Enbridge, Inc. 2.50% 1/15/2025	1,100	1,084
	Enbridge, Inc. 6.70% 11/15/2053	5,766	6,448
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[7]	15,225	15,993
	Energy Transfer, LP 2.90% 5/15/2025	3,150	3,088
	Energy Transfer, LP 4.75% 1/15/2026	6,000	5,978
	Energy Transfer, LP 4.20% 4/15/2027	2,450	2,410
	Energy Transfer, LP 4.00% 10/1/2027	1,900	1,854
	Energy Transfer, LP 4.95% 6/15/2028	1,950	1,956
	Energy Transfer, LP 5.25% 7/1/2029	1,558	1,576
	Energy Transfer, LP 7.375% 2/1/2031[7]	14,441	15,261
	Energy Transfer, LP 5.60% 9/1/2034	5,547	5,632
	Energy Transfer, LP 6.05% 9/1/2054	3,200	3,210
	Eni SpA 5.50% 5/15/2034[7]	1,455	1,485
	Eni SpA 5.95% 5/15/2054[7]	1,780	1,805
	Enterprise Products Operating, LLC 5.05% 1/10/2026	8,571	8,610
	Enterprise Products Operating, LLC 3.20% 2/15/2052	400	275
	EQM Midstream Partners, LP 6.50% 7/1/2027[7]	14,110	14,391
	EQM Midstream Partners, LP 4.50% 1/15/2029[7]	17,045	16,346
	EQM Midstream Partners, LP 6.375% 4/1/2029[7]	5,260	5,373
	EQM Midstream Partners, LP 7.50% 6/1/2030[7]	11,535	12,456

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	EQM Midstream Partners, LP 4.75% 1/15/2031[7]	USD23,715	$22,406
	Equinor ASA 3.25% 11/10/2024	850	845
	Equinor ASA 4.25% 11/23/2041	3,000	2,660
	Exxon Mobil Corp. 2.44% 8/16/2029	65	59
	Genesis Energy, LP 8.00% 1/15/2027	59,582	60,972
	Genesis Energy, LP 7.75% 2/1/2028	19,270	19,570
	Genesis Energy, LP 8.25% 1/15/2029	26,105	27,176
	Genesis Energy, LP 8.875% 4/15/2030	29,409	31,158
	Genesis Energy, LP 7.875% 5/15/2032	20,925	21,380
	Global Partners, LP 8.25% 1/15/2032[7]	7,690	7,904
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	6,142	6,172
	Harvest Midstream I, LP 7.50% 9/1/2028[7]	23,275	23,857
	Harvest Midstream I, LP 7.50% 5/15/2032[7]	18,570	19,118
	Hess Midstream Operations, LP 5.125% 6/15/2028[7]	14,435	14,061
	Hess Midstream Operations, LP 6.50% 6/1/2029[7]	7,135	7,279
	Hess Midstream Operations, LP 4.25% 2/15/2030[7]	5,020	4,663
	Hess Midstream Operations, LP 5.50% 10/15/2030[7]	8,545	8,307
	Hilcorp Energy I, LP 6.25% 11/1/2028[7]	4,000	4,007
	Hilcorp Energy I, LP 5.75% 2/1/2029[7]	2,960	2,912
	Hilcorp Energy I, LP 6.00% 4/15/2030[7]	11,940	11,690
	Hilcorp Energy I, LP 6.00% 2/1/2031[7]	19,400	18,901
	Hilcorp Energy I, LP 6.25% 4/15/2032[7]	1,475	1,436
	Hilcorp Energy I, LP 8.375% 11/1/2033[7]	18,035	19,520
	Jonah Energy, LLC 12.00% 11/5/2025[3]	6,072	6,072
	Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	28,586
	Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	17,956
	Kinder Morgan, Inc. 5.00% 2/1/2029	9,099	9,171
	Kinder Morgan, Inc. 5.20% 6/1/2033	1,000	994
	Kinder Morgan, Inc. 5.40% 2/1/2034	8,453	8,520
	Kinder Morgan, Inc. 5.45% 8/1/2052	2,183	2,062
	Kodiak Gas Services, LLC 7.25% 2/15/2029[7]	11,390	11,724
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[7]	4,100	4,142
	Matador Resources Co. 6.50% 4/15/2032[7]	11,845	11,913
	Mesquite Energy, Inc. 7.25% 2/15/2023[7,12]	5,374	215
	MPLX, LP 1.75% 3/1/2026	1,950	1,854
	MPLX, LP 2.65% 8/15/2030	7,101	6,272
	MPLX, LP 4.70% 4/15/2048	4,397	3,731
	Nabors Industries, Inc. 7.375% 5/15/2027[7]	14,275	14,546
	Nabors Industries, Inc. 9.125% 1/31/2030[7]	28,185	30,131
	Nabors Industries, Ltd. 7.25% 1/15/2026[7]	6,800	6,928
	New Fortress Energy, Inc. 6.75% 9/15/2025[7]	23,479	23,098
	New Fortress Energy, Inc. 6.50% 9/30/2026[7]	120,080	111,737
	New Fortress Energy, Inc. 8.75% 3/15/2029[7]	30,035	27,253
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.252% 10/30/2028[8,10]	1,686	1,662
	NGL Energy Operating, LLC 8.125% 2/15/2029[7]	9,085	9,213
	Noble Finance II, LLC 8.00% 4/15/2030[7]	1,350	1,420
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[7]	42,220	43,107
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[7]	17,460	18,424
	NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,182
	NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,734
	Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	14,087
	Occidental Petroleum Corp. 6.375% 9/1/2028	10,000	10,426
	Occidental Petroleum Corp. 5.20% 8/1/2029	8,307	8,363
	Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	40,834
	Occidental Petroleum Corp. 5.375% 1/1/2032	4,856	4,906
	Occidental Petroleum Corp. 5.55% 10/1/2034	4,180	4,206
	ONEOK, Inc. 5.85% 1/15/2026	4,246	4,291
	ONEOK, Inc. 5.55% 11/1/2026	1,575	1,598
	ONEOK, Inc. 5.65% 11/1/2028	1,386	1,429
	ONEOK, Inc. 5.80% 11/1/2030	709	741
	ONEOK, Inc. 6.35% 1/15/2031	837	889
	ONEOK, Inc. 6.05% 9/1/2033	330	347
	ONEOK, Inc. 5.20% 7/15/2048	636	576
	ONEOK, Inc. 7.15% 1/15/2051	352	397
	ONEOK, Inc. 6.625% 9/1/2053	7,355	8,044
	Parkland Corp. 4.625% 5/1/2030[7]	5,545	5,160

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Permian Resources Operating, LLC 8.00% 4/15/2027[7]	USD8,455	$8,733
	Permian Resources Operating, LLC 9.875% 7/15/2031[7]	26,185	29,195
	Permian Resources Operating, LLC 7.00% 1/15/2032[7]	21,360	22,129
	Permian Resources Operating, LLC 6.25% 2/1/2033[7]	17,675	17,830
	Petroleos Mexicanos 4.25% 1/15/2025	5,000	4,943
	Petroleos Mexicanos 6.875% 10/16/2025	21,955	21,923
	Petroleos Mexicanos 6.875% 8/4/2026	77,850	76,822
	Petroleos Mexicanos 6.49% 1/23/2027	25,378	24,512
	Petroleos Mexicanos 6.50% 3/13/2027	48,135	46,324
	Petroleos Mexicanos 6.50% 1/23/2029	865	788
	Petroleos Mexicanos 8.75% 6/2/2029	24,503	24,336
	Petroleos Mexicanos 6.84% 1/23/2030	25,862	23,168
	Petroleos Mexicanos 5.95% 1/28/2031	38,647	31,911
	Petroleos Mexicanos 6.70% 2/16/2032	65,631	55,998
	Petroleos Mexicanos 6.95% 1/28/2060	21,010	14,187
	Plains All American Pipeline, LP 3.80% 9/15/2030	450	421
	Range Resources Corp. 4.875% 5/15/2025	2,375	2,361
	Range Resources Corp. 8.25% 1/15/2029	11,472	11,925
	Range Resources Corp. 4.75% 2/15/2030[7]	5,208	4,937
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[7]	11,768	11,263
	Saudi Arabian Oil Co. 5.25% 7/17/2034[7]	7,555	7,597
	Saudi Arabian Oil Co. 5.75% 7/17/2054[7]	35,390	34,739
	Saudi Arabian Oil Co. 5.875% 7/17/2064[7]	2,125	2,085
	Seadrill Finance, Ltd. 8.375% 8/1/2030[7]	3,090	3,259
	SM Energy Co. 6.50% 7/15/2028	2,975	2,970
	Southwestern Energy Co. 5.70% 1/23/2025[9]	9,769	9,736
	Southwestern Energy Co. 8.375% 9/15/2028	5,980	6,180
	Southwestern Energy Co. 5.375% 3/15/2030	15,630	15,268
	Southwestern Energy Co. 4.75% 2/1/2032	14,320	13,391
	Suburban Propane Partners, LP 5.00% 6/1/2031[7]	6,125	5,564
	Sunoco, LP 6.00% 4/15/2027	12,160	12,144
	Sunoco, LP 5.875% 3/15/2028	12,700	12,662
	Sunoco, LP 7.00% 9/15/2028[7]	14,945	15,384
	Sunoco, LP 7.00% 5/1/2029[7]	9,515	9,800
	Sunoco, LP 4.50% 5/15/2029	12,580	11,899
	Sunoco, LP 4.50% 4/30/2030	6,950	6,490
	Superior Plus, LP 4.50% 3/15/2029[7]	9,082	8,446
	Talos Production, Inc. 9.00% 2/1/2029[7]	7,060	7,443
	Talos Production, Inc. 9.375% 2/1/2031[7]	10,175	10,790
	Targa Resources Partners, LP 6.50% 7/15/2027	4,740	4,791
	Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,642
	TotalEnergies Capital SA 5.15% 4/5/2034	7,688	7,865
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,340
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[7]	27,530	27,471
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[7]	25,859	26,913
	Transocean, Inc. 8.25% 5/15/2029[7]	9,080	9,277
	Transocean, Inc. 8.50% 5/15/2031[7]	14,395	14,745
	Valero Energy Corp. 4.00% 4/1/2029	5,000	4,847
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[7]	20,300	18,783
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[7]	7,746	7,960
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[7]	40,865	37,177
	Venture Global LNG, Inc. 8.375% 6/1/2031[7]	48,965	51,487
	Vital Energy, Inc. 7.875% 4/15/2032[7]	17,900	18,218
	Weatherford International, Ltd. 8.625% 4/30/2030[7]	66,063	68,808
	Western Midstream Operating, LP 3.10% 2/1/2025[9]	9,602	9,484
	Williams Companies, Inc. 3.50% 11/15/2030	1,831	1,699
	Williams Companies, Inc. 5.15% 3/15/2034	7,088	7,072
			2,745,794

Consumer discretionary 1.78%
	Advance Auto Parts, Inc. 5.90% 3/9/2026	500	501
	Advance Auto Parts, Inc. 1.75% 10/1/2027	7,830	6,952
	Advance Auto Parts, Inc. 5.95% 3/9/2028	1,525	1,537
	Advance Auto Parts, Inc. 3.90% 4/15/2030	7,266	6,705
	Advance Auto Parts, Inc. 3.50% 3/15/2032	9,294	8,072
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	855	727
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	887

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	USD239	$211
	Allied Universal Holdco, LLC 9.75% 7/15/2027[7]	33,950	33,947
	Allied Universal Holdco, LLC 4.625% 6/1/2028[7]	6,860	6,338
	Allied Universal Holdco, LLC 6.00% 6/1/2029[7]	2,090	1,823
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[7]	25,427	26,478
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[7]	48,325	45,215
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[7]	3,365	3,103
	Bath & Body Works, Inc. 6.625% 10/1/2030[7]	5,880	5,941
	Bath & Body Works, Inc. 6.875% 11/1/2035	30,713	31,149
	Bath & Body Works, Inc. 6.75% 7/1/2036	19,970	20,008
	Boyd Gaming Corp. 4.75% 12/1/2027	22,590	21,997
	Boyd Gaming Corp. 4.75% 6/15/2031[7]	7,005	6,459
	Boyne USA, Inc. 4.75% 5/15/2029[7]	31,780	30,155
	Caesars Entertainment, Inc. 4.625% 10/15/2029[7]	19,495	18,124
	Caesars Entertainment, Inc. 7.00% 2/15/2030[7]	29,970	30,935
	Caesars Entertainment, Inc. 6.50% 2/15/2032[7]	16,145	16,368
	Carnival Corp. 5.75% 3/1/2027[7]	17,400	17,324
	Carnival Corp. 4.00% 8/1/2028[7]	26,975	25,539
	Carnival Corp. 6.00% 5/1/2029[7]	35,000	34,937
	Carnival Corp. 7.00% 8/15/2029[7]	9,630	10,051
	Clarios Global, LP 6.25% 5/15/2026[7]	4,725	4,725
	Clarios Global, LP 8.50% 5/15/2027[7]	15,740	15,887
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[7]	15,730	16,483
	Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]	1,005	1,004
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[7]	2,000	2,018
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]	1,108	1,120
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]	3,825	3,476
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[7]	7,318	7,401
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[7]	2,393	2,419
	Fertitta Entertainment, LLC 4.625% 1/15/2029[7]	35,920	33,573
	First Student Bidco, Inc. 4.00% 7/31/2029[7]	38,200	34,873
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[8,10]	4,471	4,484
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[8,10]	1,423	1,427
	Ford Motor Co. 6.10% 8/19/2032	16,853	17,062
	Ford Motor Co. 5.291% 12/8/2046	4,116	3,661
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,250	1,244
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,200	1,170
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	2,180	2,228
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	500	492
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	83,916	81,754
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,043
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	45,350	44,847
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	70,420	67,822
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,965	7,581
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	19,180	17,615
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	209
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	7,775	8,154
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	15,246
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	46,457	46,946
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	16,757	16,420
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,763	7,232
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	40,679	36,982
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	6,192	6,284
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	7,994	7,005
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	15,186	16,224
	Gap, Inc. 3.625% 10/1/2029[7]	2,507	2,194
	Gap, Inc. 3.875% 10/1/2031[7]	1,670	1,405
	General Motors Co. 6.80% 10/1/2027	1,438	1,512
	General Motors Co. 6.60% 4/1/2036	5,110	5,465
	General Motors Co. 6.75% 4/1/2046	12,230	13,083
	General Motors Financial Co., Inc. 1.25% 1/8/2026	2,379	2,253
	General Motors Financial Co., Inc. 1.50% 6/10/2026	21,621	20,276
	General Motors Financial Co., Inc. 4.00% 10/6/2026	1,867	1,831
	General Motors Financial Co., Inc. 2.35% 2/26/2027	18,225	17,121
	General Motors Financial Co., Inc. 2.70% 8/20/2027	15,668	14,699

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Grand Canyon University 4.375% 10/1/2026	USD5,000	$4,950
	Group 1 Automotive, Inc. 6.375% 1/15/2030[7]	12,220	12,356
	Hanesbrands, Inc. 4.875% 5/15/2026[7]	10,635	10,427
	Hanesbrands, Inc. 9.00% 2/15/2031[7]	14,012	14,842
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[8,10]	16,933	17,007
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	29,672
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[7]	22,520	20,417
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[7]	17,560	16,530
	Home Depot, Inc. 1.50% 9/15/2028	5,000	4,470
	Home Depot, Inc. 2.95% 6/15/2029	5,000	4,673
	Home Depot, Inc. 1.875% 9/15/2031	6,250	5,221
	Home Depot, Inc. 5.95% 4/1/2041	12,500	13,531
	Home Depot, Inc. 4.50% 12/6/2048	601	536
	Hyundai Capital America 2.65% 2/10/2025[7]	18,079	17,799
	Hyundai Capital America 5.875% 4/7/2025[7]	3,300	3,310
	Hyundai Capital America 1.80% 10/15/2025[7]	1,871	1,799
	Hyundai Capital America 1.30% 1/8/2026[7]	9,000	8,535
	Hyundai Capital America 1.50% 6/15/2026[7]	7,378	6,922
	Hyundai Capital America 5.45% 6/24/2026[7]	8,611	8,681
	Hyundai Capital America 1.65% 9/17/2026[7]	950	886
	Hyundai Capital America 3.00% 2/10/2027[7]	19,500	18,630
	Hyundai Capital America 5.275% 6/24/2027[7]	20,323	20,507
	Hyundai Capital America 2.375% 10/15/2027[7]	2,371	2,194
	Hyundai Capital America 5.68% 6/26/2028[7]	2,007	2,055
	Hyundai Capital America 2.10% 9/15/2028[7]	4,125	3,692
	Hyundai Capital America 6.10% 9/21/2028[7]	2,000	2,082
	Hyundai Capital America 5.30% 6/24/2029[7]	4,373	4,433
	Hyundai Capital America 5.40% 1/8/2031[7]	1,995	2,026
	Hyundai Capital America 5.40% 6/24/2031[7]	8,000	8,133
	Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]	2,600	2,542
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]	3,490	3,293
	International Game Technology PLC 5.25% 1/15/2029[7]	38,300	37,584
	KB Home 7.25% 7/15/2030	10,295	10,695
	Kontoor Brands, Inc. 4.125% 11/15/2029[7]	5,180	4,765
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[7]	33,557	31,631
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[7]	22,295	23,396
	Levi Strauss & Co. 3.50% 3/1/2031[7]	33,405	29,145
	Light and Wonder International, Inc. 7.00% 5/15/2028[7]	38,659	38,968
	Light and Wonder International, Inc. 7.25% 11/15/2029[7]	25,850	26,618
	Light and Wonder International, Inc. 7.50% 9/1/2031[7]	7,895	8,244
	Lindblad Expeditions, LLC 6.75% 2/15/2027[7]	6,830	6,831
	Lithia Motors, Inc. 3.875% 6/1/2029[7]	37,385	33,988
	Lithia Motors, Inc. 4.375% 1/15/2031[7]	4,550	4,088
	Marriott International, Inc. 4.90% 4/15/2029	2,504	2,521
	Marriott International, Inc. 2.75% 10/15/2033	3,220	2,681
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[7]	7,825	7,282
	McDonald’s Corp. 4.60% 9/9/2032	1,790	1,772
	McDonald’s Corp. 4.95% 8/14/2033	3,232	3,263
	McDonald’s Corp. 5.45% 8/14/2053	3,000	2,971
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[7]	11,330	10,645
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]	2,850	2,870
	Merlin Entertainments PLC 5.75% 6/15/2026[7]	7,210	7,154
	MGM Resorts International 5.50% 4/15/2027	3,617	3,593
	Midwest Gaming Borrower, LLC 4.875% 5/1/2029[7]	13,870	13,118
	NCL Corp., Ltd. 5.875% 2/15/2027[7]	19,985	19,853
	NCL Corp., Ltd. 7.75% 2/15/2029[7]	10,560	11,121
	Newell Brands Inc. 6.625% 9/15/2029	15,925	16,007
	Nissan Motor Acceptance Co., LLC 1.125% 9/16/2024[7]	7,850	7,799
	Nissan Motor Acceptance Co., LLC 2.00% 3/9/2026[7]	16,020	15,122
	Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[7]	1,860	1,917
	Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[7]	17,890	16,604
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[7]	19,362	17,528
	Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[7]	9,883	8,698
	Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[7]	9,310	9,795
	Nissan Motor Co., Ltd. 3.522% 9/17/2025[7]	800	781
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,7,13]	29,352	28,337

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Penske Automotive Group, Inc. 3.75% 6/15/2029	USD7,275	$6,652
	RHP Hotel Properties, LP 7.25% 7/15/2028[7]	15,445	15,961
	RHP Hotel Properties, LP 4.50% 2/15/2029[7]	22,335	21,177
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[7]	17,635	17,543
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	2,000	1,994
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[7]	32,925	33,182
	Sally Holdings, LLC 6.75% 3/1/2032	26,645	26,570
	Sands China, Ltd. 3.80% 1/8/2026	7,075	6,871
	Sands China, Ltd. 2.30% 3/8/2027	1,477	1,357
	Sands China, Ltd. 5.40% 8/8/2028	500	493
	Scientific Games Holdings, LP 6.625% 3/1/2030[7]	3,520	3,446
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.318% 4/4/2029[8,10]	20,833	20,823
	Sonic Automotive, Inc. 4.625% 11/15/2029[7]	46,560	42,604
	Sonic Automotive, Inc. 4.875% 11/15/2031[7]	37,385	33,415
	Station Casinos, LLC 6.625% 3/15/2032[7]	9,665	9,761
	Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	7,175	6,638
	Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	9,250	9,470
	Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	2,530	2,121
	Stellantis Finance US, Inc. 6.375% 9/12/2032[7]	4,550	4,807
	Tempur Sealy International, Inc. 4.00% 4/15/2029[7]	4,625	4,229
	Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	7,982
	Travel + Leisure Co. 4.50% 12/1/2029[7]	18,020	16,763
	Vail Resorts, Inc. 6.50% 5/15/2032[7]	22,380	22,895
	Valvoline, Inc. 3.625% 6/15/2031[7]	28,499	24,937
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]	1,400	1,394
	Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]	1,900	1,870
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]	2,075	2,062
	Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]	3,250	3,097
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[7]	6,880	7,387
	Wand NewCo 3, Inc. 7.625% 1/30/2032[7]	7,270	7,593
	Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[8,10]	9,390	9,448
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[7]	53,235	52,442
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[7]	20,505	19,361
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[7]	10,525	10,978
			2,227,292

Health care 1.75%
	AbbVie, Inc. 4.80% 3/15/2029	2,000	2,027
	AbbVie, Inc. 4.95% 3/15/2031	1,175	1,198
	AbbVie, Inc. 5.05% 3/15/2034	1,050	1,070
	AbbVie, Inc. 4.55% 3/15/2035	6,750	6,577
	AbbVie, Inc. 5.35% 3/15/2044	375	381
	AbbVie, Inc. 4.75% 3/15/2045	1,203	1,123
	AbbVie, Inc. 5.40% 3/15/2054	7,375	7,477
	AbbVie, Inc. 5.50% 3/15/2064	1,025	1,037
	AdaptHealth, LLC 6.125% 8/1/2028[7]	12,771	12,461
	AdaptHealth, LLC 4.625% 8/1/2029[7]	17,155	15,328
	AdaptHealth, LLC 5.125% 3/1/2030[7]	9,115	8,155
	Amgen, Inc. 5.25% 3/2/2030	2,990	3,071
	Amgen, Inc. 5.25% 3/2/2033	8,273	8,412
	Amgen, Inc. 5.60% 3/2/2043	6,753	6,822
	Amgen, Inc. 5.65% 3/2/2053	4,741	4,780
	Amgen, Inc. 4.40% 2/22/2062	3,249	2,647
	Amgen, Inc. 5.75% 3/2/2063	3,340	3,365
	AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,078
	AstraZeneca Finance, LLC 4.90% 2/26/2031	4,050	4,123
	AstraZeneca Finance, LLC 5.00% 2/26/2034	17,375	17,687
	AstraZeneca PLC 3.375% 11/16/2025	4,500	4,428
	Avantor Funding, Inc. 4.625% 7/15/2028[7]	12,100	11,661
	Avantor Funding, Inc. 3.875% 11/1/2029[7]	25,835	23,832
	Bausch Health Americas, Inc. 9.25% 4/1/2026[7]	6,535	5,775
	Bausch Health Americas, Inc. 8.50% 1/31/2027[7]	16,330	12,117
	Bausch Health Companies, Inc. 5.50% 11/1/2025[7]	81,995	76,883
	Bausch Health Companies, Inc. 9.00% 12/15/2025[7]	16,475	14,780
	Bausch Health Companies, Inc. 4.875% 6/1/2028[7]	77,525	59,786

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bausch Health Companies, Inc. 5.25% 2/15/2031[7]	USD13,878	$7,065
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[8,10]	15,959	14,902
	Baxter International, Inc. 1.322% 11/29/2024	9,739	9,604
	Baxter International, Inc. 1.915% 2/1/2027	9,739	9,071
	Baxter International, Inc. 2.272% 12/1/2028	5,534	4,982
	Bayer US Finance II, LLC 4.40% 7/15/2044[7]	13,090	10,246
	Bayer US Finance, LLC 6.125% 11/21/2026[7]	9,951	10,149
	Bayer US Finance, LLC 6.25% 1/21/2029[7]	5,902	6,140
	Becton, Dickinson and Co. 5.081% 6/7/2029	6,054	6,154
	Boston Scientific Corp. 1.90% 6/1/2025	7,609	7,404
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	7,750	7,874
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,675	4,793
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	10,525	10,784
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,000	3,042
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	8,850	8,915
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[7]	11,937	11,866
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[7]	9,655	9,329
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[7]	2,715	2,619
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.345% 2/22/2028[8,10]	5,485	5,519
	Centene Corp. 4.25% 12/15/2027	48,290	46,793
	Centene Corp. 2.45% 7/15/2028	15,555	14,025
	Centene Corp. 4.625% 12/15/2029	57,330	55,222
	Centene Corp. 3.375% 2/15/2030	42,600	38,428
	Centene Corp. 3.00% 10/15/2030	2,188	1,915
	Centene Corp. 2.50% 3/1/2031	12,110	10,148
	Centene Corp. 2.625% 8/1/2031	11,825	9,873
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[7]	27,840	26,545
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[7]	2,500	2,315
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[7]	62,245	59,657
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[7]	38,125	33,291
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[7]	17,965	18,532
	CVS Health Corp. 5.00% 1/30/2029	7,413	7,464
	CVS Health Corp. 5.40% 6/1/2029	9,561	9,756
	CVS Health Corp. 5.55% 6/1/2031	7,012	7,170
	CVS Health Corp. 5.70% 6/1/2034	8,598	8,776
	CVS Health Corp. 6.00% 6/1/2044	2,000	2,011
	CVS Health Corp. 5.875% 6/1/2053	2,584	2,539
	CVS Health Corp. 6.05% 6/1/2054	2,377	2,392
	Elevance Health, Inc. 2.375% 1/15/2025	1,796	1,771
	Elevance Health, Inc. 4.90% 2/8/2026	4,176	4,172
	Elevance Health, Inc. 4.75% 2/15/2033	2,634	2,603
	Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,219
	Encompass Health Corp. 4.50% 2/1/2028	13,743	13,297
	Encompass Health Corp. 4.75% 2/1/2030	4,560	4,352
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[7]	39,665	41,853
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[8,10]	66,530	66,773
	Fortrea Holdings, Inc. 7.50% 7/1/2030[7]	23,995	24,369
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[8,10]	3,001	3,013
	Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,563
	Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	3,128
	HCA, Inc. 5.875% 2/15/2026	12,399	12,480
	HCA, Inc. 5.625% 9/1/2028	15,915	16,297
	HCA, Inc. 3.375% 3/15/2029	4,074	3,812
	HCA, Inc. 3.625% 3/15/2032	4,250	3,828
	HCA, Inc. 4.375% 3/15/2042	4,250	3,588
	HCA, Inc. 4.625% 3/15/2052	3,997	3,303
	Humana, Inc. 5.375% 4/15/2031	6,292	6,392
	Humana, Inc. 5.75% 4/15/2054	2,916	2,874
	IQVIA, Inc. 5.00% 5/15/2027[7]	11,510	11,309
	IQVIA, Inc. 6.50% 5/15/2030[7]	18,065	18,603
	Jazz Securities DAC 4.375% 1/15/2029[7]	14,125	13,275
	Johnson & Johnson 4.90% 6/1/2031	2,000	2,062
	Johnson & Johnson 4.95% 6/1/2034	1,294	1,341

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Mallinckrodt International Finance SA 14.75% 11/14/2028[7]	USD— [4]	— [4]
	Medline Borrower, LP 6.25% 4/1/2029[7]	23,999	$24,517
	Medline Borrower, LP 5.25% 10/1/2029[7]	31,235	30,213
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.847% 10/23/2028[8,10]	12,937	12,990
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,412
	Molina Healthcare, Inc. 4.375% 6/15/2028[7]	14,840	14,141
	Molina Healthcare, Inc. 3.875% 11/15/2030[7]	12,815	11,600
	Molina Healthcare, Inc. 3.875% 5/15/2032[7]	46,435	41,008
	Novant Health, Inc. 3.168% 11/1/2051	5,000	3,489
	Option Care Health, Inc. 4.375% 10/31/2029[7]	16,705	15,619
	Organon & Co. 4.125% 4/30/2028[7]	28,670	26,956
	Owens & Minor, Inc. 4.50% 3/31/2029[7]	57,125	50,253
	Owens & Minor, Inc. 6.625% 4/1/2030[7]	30,330	28,358
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[7,13]	78,154	73,659
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[7,13]	37,076	32,527
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[8,10,13]	37,267	35,497
	Rede D’Or Finance SARL 4.95% 1/17/2028	200	192
	Rede D’Or Finance SARL 4.50% 1/22/2030	400	360
	Select Medical Corp. 6.25% 8/15/2026[7]	18,853	19,013
	Summa Health 3.511% 11/15/2051	2,150	1,631
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[7]	17,580	18,178
	Surgery Center Holdings, Inc., Term Loan B2, (1-month USD CME Term SOFR + 2.75%) 8.095% 12/19/2030[8,10]	3,900	3,916
	Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,429
	Tenet Healthcare Corp. 6.125% 10/1/2028	17,500	17,555
	Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,187
	Tenet Healthcare Corp. 6.75% 5/15/2031	20,010	20,575
	Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	2,435	2,423
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	495	497
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	83,070	78,736
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	98,070	95,163
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	172,030	176,748
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	108,360	105,273
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	11,406	12,330
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	103,421	72,962
	UnitedHealth Group, Inc. 4.95% 1/15/2032	18,298	18,483
	UnitedHealth Group, Inc. 5.15% 7/15/2034	9,017	9,158
	UnitedHealth Group, Inc. 5.625% 7/15/2054	11,300	11,594
			2,195,310

Communication services 1.66%
	Altice France Holding SA 10.50% 5/15/2027[7]	11,630	4,367
	Altice France SA 5.125% 7/15/2029[7]	73,571	51,673
	Altice France SA 5.50% 10/15/2029[7]	5,731	4,037
	AT&T, Inc. 1.65% 2/1/2028	5,925	5,351
	AT&T, Inc. 3.50% 9/15/2053	9,669	6,765
	British Telecommunications PLC 9.625% 12/15/2030[9]	3,261	4,063
	CCO Holdings, LLC 5.125% 5/1/2027[7]	13,485	13,109
	CCO Holdings, LLC 5.00% 2/1/2028[7]	13,250	12,626
	CCO Holdings, LLC 4.75% 3/1/2030[7]	31,531	28,254
	CCO Holdings, LLC 4.50% 8/15/2030[7]	41,075	35,994
	CCO Holdings, LLC 4.25% 2/1/2031[7]	88,178	75,094
	CCO Holdings, LLC 4.75% 2/1/2032[7]	43,069	36,880
	CCO Holdings, LLC 4.50% 5/1/2032	57,370	48,080
	CCO Holdings, LLC 4.50% 6/1/2033[7]	70,072	57,636
	CCO Holdings, LLC 4.25% 1/15/2034[7]	5,027	3,975
	Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,526
	Charter Communications Operating, LLC 5.25% 4/1/2053	7,017	5,681
	Comcast Corp. 5.10% 6/1/2029	3,000	3,074
	Comcast Corp. 4.80% 5/15/2033	8,500	8,463
	Comcast Corp. 5.30% 6/1/2034	2,955	3,024
	Comcast Corp. 5.65% 6/1/2054	4,769	4,866
	Connect Finco SARL 6.75% 10/1/2026[7]	101,805	100,160
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[8,10]	23,232	22,385

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Diamond Sports Group, LLC 6.625% 8/15/2027[7,12]	USD27,190	$561
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[10,13]	1,540	2,078
	DIRECTV Financing, LLC 5.875% 8/15/2027[7]	50,800	48,958
	DIRECTV Financing, LLC 8.875% 2/1/2030[7]	7,950	7,967
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[8,10]	5,172	5,197
	DISH DBS Corp. 5.875% 11/15/2024	106,240	99,191
	DISH DBS Corp. 7.75% 7/1/2026	8,590	5,534
	DISH Network Corp. 11.75% 11/15/2027[7]	72,650	72,768
	Embarq Corp. 7.995% 6/1/2036	78,221	22,897
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[7]	49,385	47,599
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[7]	70,065	66,280
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	38,195	34,423
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[7]	50,950	45,962
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[7]	19,700	20,654
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[7]	22,000	23,067
	Gray Television, Inc. 7.00% 5/15/2027[7]	30,194	29,258
	Gray Television, Inc. 10.50% 7/15/2029[7]	78,390	81,871
	Gray Television, Inc. 4.75% 10/15/2030[7]	10,800	7,262
	Gray Television, Inc. 5.375% 11/15/2031[7]	81,675	53,327
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[8,10]	27,400	26,742
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[7]	48,640	46,394
	Lamar Media Corp. 4.875% 1/15/2029	21,525	20,913
	Lamar Media Corp. 3.625% 1/15/2031	8,515	7,572
	Level 3 Financing, Inc. 10.50% 5/15/2030[7]	141	145
	Ligado Networks, LLC 15.50% PIK 9/13/2024[7,12,13]	60,328	9,502
	Ligado Networks, LLC, Term Loan, 17.50% PIK 9/13/2024[3,10,12,13]	6,569	6,240
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[7]	25,550	24,800
	Lumen Technologies, Inc. 4.00% 2/15/2027[7]	12,850	8,246
	Netflix, Inc. 4.875% 4/15/2028	1,596	1,611
	Netflix, Inc. 5.875% 11/15/2028	4,280	4,490
	Netflix, Inc. 6.375% 5/15/2029	6,237	6,701
	Netflix, Inc. 5.375% 11/15/2029[7]	15,793	16,342
	Netflix, Inc. 4.875% 6/15/2030[7]	9,942	10,056
	News Corp. 3.875% 5/15/2029[7]	13,000	12,049
	Nexstar Media, Inc. 4.75% 11/1/2028[7]	69,165	63,702
	SBA Tower Trust 1.631% 11/15/2026[7]	23,592	21,752
	Scripps Escrow II, Inc. 3.875% 1/15/2029[7]	7,300	4,755
	Sirius XM Radio, Inc. 5.00% 8/1/2027[7]	10,000	9,684
	Sirius XM Radio, Inc. 4.00% 7/15/2028[7]	66,200	60,797
	Sirius XM Radio, Inc. 4.125% 7/1/2030[7]	49,771	43,304
	Sirius XM Radio, Inc. 3.875% 9/1/2031[7]	112,665	94,186
	Sprint Capital Corp. 6.875% 11/15/2028	1,885	2,023
	Stagwell Global, LLC 5.625% 8/15/2029[7]	16,750	15,807
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,498
	Tencent Holdings, Ltd. 2.39% 6/3/2030	1,006	887
	T-Mobile USA, Inc. 2.05% 2/15/2028	9,725	8,875
	T-Mobile USA, Inc. 4.95% 3/15/2028	6,235	6,281
	T-Mobile USA, Inc. 4.80% 7/15/2028	7,250	7,274
	T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,694
	T-Mobile USA, Inc. 5.75% 1/15/2054	5,396	5,516
	T-Mobile USA, Inc. 6.00% 6/15/2054	4,770	5,049
	T-Mobile USA, Inc. 5.50% 1/15/2055	4,773	4,720
	Univision Communications, Inc. 6.625% 6/1/2027[7]	39,575	39,423
	Univision Communications, Inc. 8.00% 8/15/2028[7]	35,070	35,278
	Univision Communications, Inc. 4.50% 5/1/2029[7]	87,270	76,321
	Univision Communications, Inc. 7.375% 6/30/2030[7]	24,350	23,468
	Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,742
	Verizon Communications, Inc. 2.355% 3/15/2032	5,696	4,767
	Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,846
	Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,668
	Verizon Communications, Inc. 2.875% 11/20/2050	1,266	819
	Verizon Communications, Inc. 5.50% 2/23/2054	513	515
	Verizon Communications, Inc. 2.987% 10/30/2056	2,532	1,598
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[7]	25,888	21,951
	Vodafone Group PLC 4.25% 9/17/2050	6,025	4,858

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	VZ Secured Financing BV 5.00% 1/15/2032[7]	USD17,130	$15,047
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	7,615	7,509
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	5,545	5,283
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	4,133	3,831
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,127	978
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,620	3,439
	WMG Acquisition Corp. 3.75% 12/1/2029[7]	3,621	3,292
	WMG Acquisition Corp. 3.875% 7/15/2030[7]	24,344	21,962
	WMG Acquisition Corp. 3.00% 2/15/2031[7]	7,235	6,245
	Ziggo Bond Co. BV 5.125% 2/28/2030[7]	12,375	10,942
			2,077,326

Information technology 1.15%
	Acuris Finance US, Inc 9.00% 8/1/2029[7]	14,325	14,504
	Amentum Escrow Corp. 7.25% 8/1/2032[7]	17,850	18,253
	Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 8.09% 7/15/2031[8,10]	28,690	28,798
	Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,695
	Analog Devices, Inc. 5.30% 4/1/2054	4,974	5,003
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[7]	17,037	16,091
	Broadcom Corp. 3.875% 1/15/2027	5,724	5,612
	Broadcom, Inc. 3.15% 11/15/2025	954	932
	Broadcom, Inc. 5.05% 7/12/2027	2,000	2,018
	Broadcom, Inc. 5.05% 7/12/2029	9,814	9,938
	Broadcom, Inc. 5.15% 11/15/2031	2,533	2,567
	Broadcom, Inc. 3.469% 4/15/2034[7]	4,141	3,618
	Broadcom, Inc. 3.187% 11/15/2036[7]	1,250	1,020
	Cisco Systems, Inc. 4.85% 2/26/2029	3,029	3,086
	Cisco Systems, Inc. 4.95% 2/26/2031	6,690	6,841
	Cisco Systems, Inc. 5.05% 2/26/2034	2,269	2,322
	Cisco Systems, Inc. 5.30% 2/26/2054	3,610	3,641
	Cisco Systems, Inc. 5.35% 2/26/2064	2,734	2,745
	Cloud Software Group, Inc. 6.50% 3/31/2029[7]	33,410	32,589
	Cloud Software Group, Inc. 9.00% 9/30/2029[7]	68,440	68,100
	Cloud Software Group, Inc. 8.25% 6/30/2032[7]	29,200	30,313
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[8,10]	71,282	71,386
	CommScope Technologies, LLC 6.00% 6/15/2025[7]	95,435	89,709
	CommScope Technologies, LLC 5.00% 3/15/2027[7]	49,689	32,018
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[8,10]	79,958	75,094
	CommScope, LLC 6.00% 3/1/2026[7]	80,540	75,702
	CommScope, LLC 8.25% 3/1/2027[7]	23,319	16,164
	CommScope, LLC 7.125% 7/1/2028[7]	10,651	6,731
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[2,7,8,10]	208,690	215,994
	Entegris, Inc. 4.75% 4/15/2029[7]	9,145	8,832
	Entegris, Inc. 3.625% 5/1/2029[7]	30,000	27,234
	Fair Isaac Corp. 4.00% 6/15/2028[7]	11,530	10,858
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[6,8,10]	33,643	33,811
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.579% 9/13/2029[6,8,10]	139	140
	Gartner, Inc. 4.50% 7/1/2028[7]	14,275	13,870
	Gartner, Inc. 3.625% 6/15/2029[7]	6,543	6,093
	Gartner, Inc. 3.75% 10/1/2030[7]	5,300	4,850
	Helios Software Holdings, Inc. 8.75% 5/1/2029[7]	38,275	39,614
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	135,946	103,774
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	89,602	42,113
	ION Trading Technologies SARL 9.50% 5/30/2029[7]	23,450	24,386
	Microchip Technology, Inc. 5.05% 3/15/2029	11,850	11,986
	Microsoft Corp. 2.921% 3/17/2052	5,000	3,515
	NCR Atleos Corp. 9.50% 4/1/2029[7]	74,983	81,971
	NCR Voyix Corp. 5.125% 4/15/2029[7]	14,700	14,058
	Rocket Software, Inc. 6.50% 2/15/2029[7]	7,830	7,079
	Simon Property Group, LP 3.50% 9/1/2025	3,250	3,202
	Simon Property Group, LP 2.65% 7/15/2030	3,350	2,994

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Synaptics, Inc. 4.00% 6/15/2029[7]	USD3,700	$3,404
	Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,458
	Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,329
	UKG, Inc. 6.875% 2/1/2031[7]	13,825	14,218
	Unisys Corp. 6.875% 11/1/2027[7]	3,200	2,870
	Viasat, Inc. 5.625% 9/15/2025[7]	30,700	30,394
	Viasat, Inc. 5.625% 4/15/2027[7]	38,825	36,523
	Viasat, Inc. 6.50% 7/15/2028[7]	11,025	8,986
	Viasat, Inc. 7.50% 5/30/2031[7]	55,655	40,918
	Viavi Solutions, Inc. 3.75% 10/1/2029[7]	4,675	4,058
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,6,9]	11,510	11,201
			1,444,223

Industrials 1.07%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[7]	4,611	4,584
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[7]	15,509	15,865
	Air Lease Corp. 2.875% 1/15/2026	20,296	19,628
	Air Lease Corp. 2.20% 1/15/2027	11,245	10,543
	Air Lease Corp. 5.20% 7/15/2031	5,675	5,675
	Allison Transmission, Inc. 3.75% 1/30/2031[7]	25,185	22,448
	American Airlines, Inc. 8.50% 5/15/2029[7]	22,670	23,353
	Aramark Services, Inc. 5.00% 4/1/2025[7]	5,670	5,661
	Aramark Services, Inc. 5.00% 2/1/2028[7]	9,000	8,800
	Associated Materials, LLC, Term Loan B, (3-month USD CME Term SOFR + 6.00%) 11.344% 3/8/2029[8,10]	27,405	26,309
	Atkore, Inc. 4.25% 6/1/2031[7]	12,215	10,931
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[7]	12,175	11,722
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[7]	2,460	2,265
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[7]	18,760	17,186
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[7]	16,540	16,423
	BAE Systems PLC 5.00% 3/26/2027[7]	3,000	3,015
	BAE Systems PLC 5.125% 3/26/2029[7]	7,348	7,447
	BAE Systems PLC 5.25% 3/26/2031[7]	5,564	5,669
	BAE Systems PLC 5.30% 3/26/2034[7]	6,357	6,445
	BAE Systems PLC 5.50% 3/26/2054[7]	1,750	1,753
	Boeing Co. 4.875% 5/1/2025	10,281	10,210
	Boeing Co. 2.75% 2/1/2026	6,182	5,934
	Boeing Co. 2.196% 2/4/2026	8,089	7,701
	Boeing Co. 3.10% 5/1/2026	500	480
	Boeing Co. 5.04% 5/1/2027	18,094	17,973
	Boeing Co. 6.259% 5/1/2027[7]	11,322	11,572
	Boeing Co. 3.25% 3/1/2028	1,025	954
	Boeing Co. 6.298% 5/1/2029[7]	794	822
	Boeing Co. 5.15% 5/1/2030	7,095	6,990
	Boeing Co. 3.625% 2/1/2031	2,720	2,442
	Boeing Co. 6.388% 5/1/2031[7]	2,425	2,533
	Boeing Co. 3.60% 5/1/2034	5,750	4,790
	Boeing Co. 6.528% 5/1/2034[7]	21,976	23,078
	Boeing Co. 3.90% 5/1/2049	800	556
	Boeing Co. 5.805% 5/1/2050	8,169	7,618
	Boeing Co. 6.858% 5/1/2054[7]	1,584	1,678
	Bombardier, Inc. 7.125% 6/15/2026[7]	5,338	5,413
	Bombardier, Inc. 7.875% 4/15/2027[7]	12,190	12,216
	Bombardier, Inc. 6.00% 2/15/2028[7]	23,515	23,472
	Bombardier, Inc. 8.75% 11/15/2030[7]	9,370	10,166
	Brink’s Co. (The) 4.625% 10/15/2027[7]	12,800	12,420
	Brink’s Co. (The) 6.50% 6/15/2029[7]	4,755	4,850
	Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,461
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	424	436
	BWX Technologies, Inc. 4.125% 6/30/2028[7]	5,190	4,943
	BWX Technologies, Inc. 4.125% 4/15/2029[7]	8,595	8,112
	Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,820
	Canadian Pacific Railway Co. 3.10% 12/2/2051	4,068	2,772
	Carrier Global Corp. 2.722% 2/15/2030	1,955	1,762
	Carrier Global Corp. 2.70% 2/15/2031	205	181
	Carrier Global Corp. 5.90% 3/15/2034	947	1,014
	Carrier Global Corp. 3.577% 4/5/2050	3,350	2,528

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Carrier Global Corp. 6.20% 3/15/2054	USD1,843	$2,053
	Chart Industries, Inc. 7.50% 1/1/2030[7]	11,063	11,523
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[7]	12,595	11,826
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[7]	25,820	24,421
	Clean Harbors, Inc. 6.375% 2/1/2031[7]	12,974	13,133
	CoreLogic, Inc. 4.50% 5/1/2028[7]	73,611	67,979
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.958% 6/2/2028[8,10]	18,980	18,729
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[8,10]	13,525	13,254
	CSX Corp. 3.80% 3/1/2028	1,300	1,268
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[7]	31,462	29,880
	Enviri Corp. 5.75% 7/31/2027[7]	14,770	14,345
	EquipmentShare.com, Inc. 8.625% 5/15/2032[7]	14,480	15,052
	General Dynamics Corp. 3.625% 4/1/2030	5,433	5,203
	GFL Environmental, Inc. 5.125% 12/15/2026[7]	1,500	1,488
	Herc Holdings, Inc. 6.625% 6/15/2029[7]	6,500	6,642
	Honeywell International, Inc. 2.30% 8/15/2024	3,655	3,650
	Icahn Enterprises, LP 6.25% 5/15/2026	21,526	21,473
	Icahn Enterprises, LP 5.25% 5/15/2027	21,025	20,180
	Icahn Enterprises, LP 4.375% 2/1/2029	9,625	8,385
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	1,261	1,293
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	160	168
	John Deere Capital Corp. 5.05% 6/12/2034	3,000	3,051
	L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,572
	L3Harris Technologies, Inc. 5.60% 7/31/2053	2,478	2,519
	Lockheed Martin Corp. 5.10% 11/15/2027	3,305	3,370
	Lockheed Martin Corp. 4.45% 5/15/2028	7,873	7,875
	Lockheed Martin Corp. 4.75% 2/15/2034	8,225	8,237
	Lockheed Martin Corp. 5.70% 11/15/2054	6,148	6,519
	Masco Corp. 1.50% 2/15/2028	7,105	6,356
	Masco Corp. 2.00% 2/15/2031	4,220	3,533
	Masco Corp. 3.125% 2/15/2051	2,044	1,371
	MasTec, Inc. 4.50% 8/15/2028[7]	12,915	12,506
	Mexico City Airport Trust 3.875% 4/30/2028[7]	770	727
	Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,948
	Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,798
	Mexico City Airport Trust 5.50% 7/31/2047[7]	215	182
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[7]	19,899	20,092
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[7]	9,224	9,364
	Moog, Inc. 4.25% 12/9/2027[7]	16,909	16,201
	Movida Europe SA 7.85% 4/11/2029[7]	2,500	2,347
	Mueller Water Products, Inc. 4.00% 6/15/2029[7]	5,110	4,773
	Norfolk Southern Corp. 4.45% 3/1/2033	2,208	2,143
	Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,163
	Norfolk Southern Corp. 5.35% 8/1/2054	10,613	10,414
	Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,171
	Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,823
	PM General Purchaser, LLC 9.50% 10/1/2028[7]	13,640	14,015
	Reworld Holding Corp. 4.875% 12/1/2029[7]	19,365	17,729
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[7]	11,040	11,622
	RTX Corp. 1.90% 9/1/2031	6,250	5,159
	RTX Corp. 5.15% 2/27/2033	9,542	9,683
	RTX Corp. 5.375% 2/27/2053	3,947	3,872
	Sensata Technologies BV 4.00% 4/15/2029[7]	19,310	17,911
	Sensata Technologies, Inc. 3.75% 2/15/2031[7]	26,288	23,242
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[7]	21,219	22,992
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[7]	43,380	48,401
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.502% 1/15/2027[8,10]	1,025	1,038
	Stericycle, Inc. 3.875% 1/15/2029[7]	12,000	11,419
	TransDigm, Inc. 5.50% 11/15/2027	35,399	34,981
	TransDigm, Inc. 6.75% 8/15/2028[7]	14,390	14,685
	TransDigm, Inc. 4.625% 1/15/2029	20,390	19,302
	TransDigm, Inc. 6.375% 3/1/2029[7]	17,810	18,164
	TransDigm, Inc. 6.625% 3/1/2032[7]	13,925	14,260
	Triton Container International, Ltd. 3.15% 6/15/2031[7]	7,222	6,158

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Triumph Group, Inc. 9.00% 3/15/2028[7]	USD34,476	$36,356
	Uber Technologies, Inc. 8.00% 11/1/2026[7]	22,165	22,274
	Union Pacific Corp. 3.75% 7/15/2025	3,970	3,924
	Union Pacific Corp. 2.40% 2/5/2030	1,931	1,733
	Union Pacific Corp. 2.891% 4/6/2036	2,495	2,073
	Union Pacific Corp. 2.95% 3/10/2052	4,250	2,847
	United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,702
	United Rentals (North America), Inc. 3.875% 2/15/2031	20,475	18,519
	United Rentals (North America), Inc. 3.75% 1/15/2032	8,175	7,225
	United Rentals (North America), Inc. 6.125% 3/15/2034[7]	29,140	29,314
	Virgin Australia Holdings, Ltd. 7.875% 10/15/2021[7,12]	1,632	12
	WESCO Distribution, Inc. 7.25% 6/15/2028[7]	6,435	6,599
	WESCO Distribution, Inc. 6.625% 3/15/2032[7]	20,920	21,337
	Wrangler Holdco Corp. 6.625% 4/1/2032[7]	1,500	1,507
	XPO, Inc. 7.125% 6/1/2031[7]	6,765	6,984
	XPO, Inc. 7.125% 2/1/2032[7]	14,878	15,398
			1,345,056

Real estate 1.00%
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	948
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,354
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,146
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,350
	American Tower Corp. 1.45% 9/15/2026	7,408	6,899
	American Tower Corp. 3.55% 7/15/2027	2,525	2,434
	American Tower Corp. 2.30% 9/15/2031	2,000	1,676
	American Tower Corp. 2.95% 1/15/2051	4,250	2,746
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[7]	51,730	35,597
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[7]	25,230	16,916
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[7]	17,800	15,111
	Boston Properties, LP 6.75% 12/1/2027	25,000	26,020
	Boston Properties, LP 2.90% 3/15/2030	2,310	2,010
	Boston Properties, LP 3.25% 1/30/2031	10,206	8,858
	Boston Properties, LP 2.55% 4/1/2032	4,508	3,624
	Boston Properties, LP 2.45% 10/1/2033	1,719	1,320
	Boston Properties, LP 6.50% 1/15/2034	32,051	33,629
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[7]	17,810	17,630
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[7]	7,860	7,437
	COPT Defense Properties, LP 2.75% 4/15/2031	8,314	7,042
	COPT Defense Properties, LP 2.90% 12/1/2033	1,275	1,031
	Equinix, Inc. 1.45% 5/15/2026	13,335	12,530
	Equinix, Inc. 3.40% 2/15/2052	578	405
	Essex Portfolio, LP 3.50% 4/1/2025	1,670	1,648
	Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,594
	GLP Capital, LP 3.35% 9/1/2024	2,026	2,025
	Howard Hughes Corp. (The) 5.375% 8/1/2028[7]	71,970	69,861
	Howard Hughes Corp. (The) 4.125% 2/1/2029[7]	53,320	48,959
	Howard Hughes Corp. (The) 4.375% 2/1/2031[7]	89,400	79,981
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,682
	Iron Mountain, Inc. 4.875% 9/15/2027[7]	1,875	1,832
	Iron Mountain, Inc. 5.00% 7/15/2028[7]	9,311	9,034
	Iron Mountain, Inc. 4.875% 9/15/2029[7]	9,300	8,894
	Iron Mountain, Inc. 5.25% 7/15/2030[7]	33,830	32,593
	Iron Mountain, Inc. 4.50% 2/15/2031[7]	43,400	39,933
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	71,927	63,361
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	69,386	59,366
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	53,703	45,371
	Kilroy Realty, LP 6.25% 1/15/2036	2,494	2,459
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[7]	26,434	25,599
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[7]	19,183	18,247
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[7]	10,500	10,755
	MPT Operating Partnership, LP 5.25% 8/1/2026	1,090	980
	MPT Operating Partnership, LP 5.00% 10/15/2027	127,886	104,961
	MPT Operating Partnership, LP 4.625% 8/1/2029	1,090	792
	MPT Operating Partnership, LP 3.50% 3/15/2031	5,178	3,408
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[7]	22,600	21,375
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[7]	8,695	8,857

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Prologis, LP 4.875% 6/15/2028	USD9,091	$9,184
	Prologis, LP 4.75% 6/15/2033	6,707	6,629
	Prologis, LP 5.125% 1/15/2034	9,000	9,117
	Prologis, LP 5.00% 3/15/2034	8,195	8,217
	Prologis, LP 5.00% 1/31/2035	5,184	5,184
	Prologis, LP 5.25% 6/15/2053	2,913	2,831
	Prologis, LP 5.25% 3/15/2054	1,245	1,205
	Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,274
	Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,269
	Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,801
	RLJ Lodging Trust, LP 4.00% 9/15/2029[7]	17,780	15,879
	Scentre Group Trust 1 3.50% 2/12/2025[7]	4,455	4,410
	Scentre Group Trust 1 3.25% 10/28/2025[7]	9,115	8,923
	Scentre Group Trust 1 3.75% 3/23/2027[7]	2,500	2,427
	Service Properties Trust 5.25% 2/15/2026	4,070	4,015
	Service Properties Trust 4.75% 10/1/2026	19,605	18,798
	Service Properties Trust 4.95% 2/15/2027	27,618	25,900
	Service Properties Trust 5.50% 12/15/2027	27,165	25,910
	Service Properties Trust 3.95% 1/15/2028	48,415	41,779
	Service Properties Trust 8.375% 6/15/2029	52,506	52,311
	Service Properties Trust 4.95% 10/1/2029	13,877	11,074
	Service Properties Trust 4.375% 2/15/2030	11,965	8,965
	Service Properties Trust 8.625% 11/15/2031[7]	31,935	33,963
	Service Properties Trust 8.875% 6/15/2032	20,406	19,461
	Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,296
	Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,642
	VICI Properties, LP 3.50% 2/15/2025[7]	1,320	1,303
	VICI Properties, LP 4.625% 6/15/2025[7]	11,545	11,443
	VICI Properties, LP 4.25% 12/1/2026[7]	3,660	3,575
	VICI Properties, LP 3.875% 2/15/2029[7]	14,460	13,583
	VICI Properties, LP 4.625% 12/1/2029[7]	140	135
	VICI Properties, LP 4.125% 8/15/2030[7]	14,885	13,819
			1,259,602

Materials 0.95%
	Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,496
	Alcoa Nederland Holding BV 5.50% 12/15/2027[7]	11,340	11,196
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[7]	5,629	5,922
	ARD Finance SA 6.50% Cash 6/30/2027[7,13]	16,497	4,184
	ATI, Inc. 4.875% 10/1/2029	30,055	28,690
	ATI, Inc. 7.25% 8/15/2030	14,815	15,503
	ATI, Inc. 5.125% 10/1/2031	15,485	14,633
	Avient Corp. 7.125% 8/1/2030[7]	6,900	7,093
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[7]	7,585	7,964
	Axalta Coating Systems, LLC 4.75% 6/15/2027[7]	14,076	13,794
	Ball Corp. 6.875% 3/15/2028	19,100	19,655
	Ball Corp. 6.00% 6/15/2029	24,810	25,082
	Ball Corp. 3.125% 9/15/2031	20,755	17,742
	Canpack Spolka Akcyjna 3.875% 11/15/2029[7]	12,477	11,210
	Celanese US Holdings, LLC 6.165% 7/15/2027	21,500	22,085
	Celanese US Holdings, LLC 6.55% 11/15/2030	5,313	5,659
	Celanese US Holdings, LLC 6.70% 11/15/2033	3,430	3,690
	Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,301
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	62,300	62,276
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[7]	33,580	31,890
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[7]	31,000	31,249
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[7]	6,700	6,122
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[7]	14,210	14,279
	Consolidated Energy Finance SA 12.00% 2/15/2031[7]	13,875	13,715
	CRH America, Inc. 5.125% 5/18/2045[7]	350	326
	CVR Partners, LP 6.125% 6/15/2028[7]	6,135	5,932
	Dow Chemical Co. (The) 5.15% 2/15/2034	1,236	1,235
	Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,817
	Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	7,344
	Dow Chemical Co. (The) 5.60% 2/15/2054	2,489	2,457
	Eastman Chemical Co. 5.625% 2/20/2034	1,324	1,344
	Element Solutions, Inc. 3.875% 9/1/2028[7]	21,085	19,555

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[7]	USD143,717	$141,429
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[7]	76,755	80,823
	FXI Holdings, Inc. 12.25% 11/15/2026[7]	35,598	35,494
	FXI Holdings, Inc. 12.25% 11/15/2026[7]	24,259	24,198
	INEOS Finance PLC 6.75% 5/15/2028[7]	16,310	16,394
	INEOS Finance PLC 7.50% 4/15/2029[7]	6,920	7,053
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[7]	2,875	2,610
	Kaiser Aluminum Corp. 4.625% 3/1/2028[7]	20,295	19,044
	Linde, Inc. 1.10% 8/10/2030	3,657	3,019
	LSB Industries, Inc. 6.25% 10/15/2028[7]	13,255	12,906
	LYB International Finance III, LLC 2.25% 10/1/2030	2,424	2,103
	LYB International Finance III, LLC 4.20% 5/1/2050	3,356	2,624
	Methanex Corp. 5.125% 10/15/2027	50,060	48,787
	Mineral Resources, Ltd. 8.125% 5/1/2027[7]	11,100	11,262
	Mineral Resources, Ltd. 8.00% 11/1/2027[7]	8,875	9,117
	Mineral Resources, Ltd. 9.25% 10/1/2028[7]	23,240	24,744
	Mineral Resources, Ltd. 8.50% 5/1/2030[7]	21,240	22,197
	NOVA Chemicals Corp. 5.25% 6/1/2027[7]	13,410	13,098
	NOVA Chemicals Corp. 4.25% 5/15/2029[7]	9,800	8,873
	NOVA Chemicals Corp. 9.00% 2/15/2030[7]	6,685	7,076
	Novelis Corp. 4.75% 1/30/2030[7]	27,653	26,151
	Novelis Corp. 3.875% 8/15/2031[7]	21,782	19,161
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[7]	59,585	55,616
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[7]	47,925	45,292
	Sealed Air Corp. 4.00% 12/1/2027[7]	19,239	18,265
	Sealed Air Corp. 6.125% 2/1/2028[7]	30,890	31,129
	Summit Materials, LLC 6.50% 3/15/2027[7]	9,760	9,783
	Summit Materials, LLC 5.25% 1/15/2029[7]	12,425	12,160
	Summit Materials, LLC 7.25% 1/15/2031[7]	11,546	12,048
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.29% PIK and 7.34% Cash 1/16/2026[8,10,13]	8,522	8,608
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.30% Cash 10/10/2028[8,10,13]	14,095	14,042
	Warrior Met Coal, Inc. 7.875% 12/1/2028[7]	23,532	24,146
	Westlake Corp. 5.00% 8/15/2046	350	315
	Westlake Corp. 4.375% 11/15/2047	300	249
			1,186,256

Utilities 0.81%
	Abu Dhabi National Energy Co. PJSC 4.375% 4/23/2025[7]	5,800	5,757
	Abu Dhabi National Energy Co. PJSC 4.375% 6/22/2026[7]	200	198
	AES Corp. 3.30% 7/15/2025[7]	16,950	16,599
	American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,232
	American Water Capital Corp. 2.80% 5/1/2030	950	856
	AmeriGas Partners, LP 5.50% 5/20/2025	1,702	1,692
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	1,950	1,688
	Calpine Corp. 5.125% 3/15/2028[7]	12,315	11,935
	Calpine Corp. 3.75% 3/1/2031[7]	12,570	11,159
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[7]	2,500	2,375
	Colbún SA 3.95% 10/11/2027[7]	1,554	1,500
	Comision Federal de Electricidad 4.688% 5/15/2029[7]	14,525	13,857
	Commonwealth Edison Co. 3.85% 3/15/2052	4,598	3,553
	Consumers Energy Co. 4.625% 5/15/2033	5,826	5,717
	Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024	2,550	2,547
	DTE Energy Co. 4.95% 7/1/2027	5,050	5,070
	Duke Energy Corp. 2.55% 6/15/2031	175	150
	Duke Energy Indiana, LLC 4.90% 7/15/2043	14,785	13,724
	Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,194
	Duke Energy Progress, LLC 4.15% 12/1/2044	1,836	1,524
	Edison International 3.55% 11/15/2024	11,765	11,678
	Edison International 4.95% 4/15/2025	400	398
	Edison International 4.125% 3/15/2028	5,666	5,505
	Edison International 5.25% 11/15/2028	7,000	7,065
	Edison International 5.45% 6/15/2029	8,675	8,832
	Edison International 6.95% 11/15/2029	1,650	1,788
	Electricité de France SA 5.65% 4/22/2029[7]	3,000	3,095
	Electricité de France SA 6.25% 5/23/2033[7]	5,121	5,476

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,9]	USD4,000	$4,442
	Emera US Finance, LP 2.639% 6/15/2031	2,100	1,785
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[9,11]	35,774	35,720
	Entergy Louisiana, LLC 4.20% 9/1/2048	5,125	4,150
	Eversource Energy 5.50% 1/1/2034	1,650	1,664
	FirstEnergy Corp. 1.60% 1/15/2026	989	940
	FirstEnergy Corp. 2.65% 3/1/2030	2,500	2,218
	FirstEnergy Corp. 2.25% 9/1/2030	150	128
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	49,077	47,618
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	10,000	9,282
	Georgia Power Co. 3.70% 1/30/2050	1,200	915
	Interstate Power and Light Co. 3.25% 12/1/2024	2,750	2,729
	Israel Electric Corp., Ltd. 8.10% 12/15/2096[7]	4,905	5,653
	Jersey Central Power & Light Co. 2.75% 3/1/2032[7]	1,025	872
	MidAmerican Energy Co. 5.85% 9/15/2054	2,325	2,451
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[7]	1,325	1,299
	MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[8,10]	8,325	8,361
	Monongahela Power Co. 3.55% 5/15/2027[7]	2,550	2,465
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	2,475	2,486
	NiSource, Inc. 5.20% 7/1/2029	3,000	3,047
	Northern States Power Co. 3.20% 4/1/2052	3,258	2,260
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	6,150	6,468
	Pacific Gas and Electric Co. 3.40% 8/15/2024	4,510	4,506
	Pacific Gas and Electric Co. 3.15% 1/1/2026	42,725	41,526
	Pacific Gas and Electric Co. 2.95% 3/1/2026	21,350	20,619
	Pacific Gas and Electric Co. 3.30% 3/15/2027	8,271	7,932
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,034	949
	Pacific Gas and Electric Co. 3.30% 12/1/2027	21,426	20,274
	Pacific Gas and Electric Co. 3.00% 6/15/2028	9,085	8,475
	Pacific Gas and Electric Co. 3.75% 7/1/2028	14,600	13,934
	Pacific Gas and Electric Co. 4.65% 8/1/2028	10,550	10,408
	Pacific Gas and Electric Co. 6.10% 1/15/2029	10,911	11,349
	Pacific Gas and Electric Co. 5.55% 5/15/2029	3,000	3,065
	Pacific Gas and Electric Co. 4.55% 7/1/2030	64,037	62,002
	Pacific Gas and Electric Co. 2.50% 2/1/2031	26,976	22,867
	Pacific Gas and Electric Co. 3.25% 6/1/2031	5,850	5,150
	Pacific Gas and Electric Co. 5.90% 6/15/2032	8,633	8,872
	Pacific Gas and Electric Co. 6.15% 1/15/2033	8,193	8,539
	Pacific Gas and Electric Co. 6.40% 6/15/2033	40,709	43,100
	Pacific Gas and Electric Co. 6.95% 3/15/2034	3,800	4,194
	Pacific Gas and Electric Co. 5.80% 5/15/2034	12,455	12,705
	Pacific Gas and Electric Co. 3.30% 8/1/2040	3,333	2,438
	Pacific Gas and Electric Co. 3.75% 8/15/2042	16,045	12,046
	Pacific Gas and Electric Co. 4.95% 7/1/2050	4,659	3,975
	Pacific Gas and Electric Co. 3.50% 8/1/2050	6,960	4,705
	Pacific Gas and Electric Co. 6.70% 4/1/2053	5,290	5,680
	PacifiCorp 5.30% 2/15/2031	2,275	2,312
	PacifiCorp 5.45% 2/15/2034	22,600	22,861
	PacifiCorp 3.30% 3/15/2051	1,375	920
	PacifiCorp 2.90% 6/15/2052	2,879	1,757
	PacifiCorp 5.35% 12/1/2053	8,741	8,132
	PacifiCorp 5.50% 5/15/2054	14,553	13,837
	PacifiCorp 5.80% 1/15/2055	24,450	24,293
	PG&E Corp. 5.00% 7/1/2028	52,990	51,720
	PG&E Corp. 5.25% 7/1/2030	80,910	78,252
	Progress Energy, Inc. 7.00% 10/30/2031	3,750	4,188
	Public Service Company of Colorado 5.35% 5/15/2034	6,802	6,944
	Public Service Company of Colorado 5.25% 4/1/2053	1,012	956
	Public Service Company of Colorado 5.75% 5/15/2054	5,100	5,204
	Public Service Electric and Gas Co. 3.15% 1/1/2050	1,700	1,196
	Southern California Edison Co. 3.70% 8/1/2025	450	444
	Southern California Edison Co. 4.20% 3/1/2029	8,020	7,824
	Southern California Edison Co. 2.85% 8/1/2029	8,900	8,163
	Southern California Edison Co. 2.25% 6/1/2030	176	153
	Southern California Edison Co. 5.45% 6/1/2031	8,900	9,193

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Southern California Edison Co. 2.75% 2/1/2032	USD5,656	$4,909
	Southern California Edison Co. 5.75% 4/1/2035	4,400	4,609
	Southern California Edison Co. 5.35% 7/15/2035	15,109	15,418
	Southern California Edison Co. 5.625% 2/1/2036	16,750	17,281
	Southern California Edison Co. 5.95% 2/1/2038	3,710	3,887
	Southern California Edison Co. 4.50% 9/1/2040	18,752	16,593
	Southern California Edison Co. 3.60% 2/1/2045	8,000	6,032
	Southern California Edison Co. 4.00% 4/1/2047	7,787	6,182
	Southern California Edison Co. 3.65% 2/1/2050	1,625	1,201
	Southern Co. (The) 4.25% 7/1/2036	1,300	1,183
	Southwestern Electric Power Co. 1.65% 3/15/2026	5,075	4,823
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[7]	14,760	15,100
	Talen Energy Supply, LLC 8.625% 6/1/2030[7]	13,294	14,334
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[8,10]	16,949	17,164
	Virginia Electric & Power 2.40% 3/30/2032	3,525	2,980
	Wisconsin Power and Light Co. 3.65% 4/1/2050	350	259
	Xcel Energy, Inc. 2.60% 12/1/2029	3,000	2,679
	Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,099
			1,018,509

Consumer staples 0.51%
	7-Eleven, Inc. 0.95% 2/10/2026[7]	3,950	3,719
	7-Eleven, Inc. 1.30% 2/10/2028[7]	4,531	4,026
	Altria Group, Inc. 5.80% 2/14/2039	16,525	17,012
	Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,588
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	136	124
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	2,147
	B&G Foods, Inc. 5.25% 4/1/2025	1,738	1,732
	B&G Foods, Inc. 5.25% 9/15/2027	21,515	20,175
	B&G Foods, Inc. 8.00% 9/15/2028[7]	5,760	5,880
	BAT Capital Corp. 3.557% 8/15/2027	758	731
	BAT Capital Corp. 2.259% 3/25/2028	8,610	7,849
	BAT Capital Corp. 6.343% 8/2/2030	12,073	12,856
	BAT Capital Corp. 5.834% 2/20/2031	2,643	2,743
	BAT Capital Corp. 4.742% 3/16/2032	8,000	7,775
	BAT Capital Corp. 6.421% 8/2/2033	2,828	3,036
	BAT Capital Corp. 6.00% 2/20/2034	1,383	1,440
	BAT Capital Corp. 7.079% 8/2/2043	4,150	4,546
	BAT Capital Corp. 4.54% 8/15/2047	1,333	1,069
	BAT Capital Corp. 5.282% 4/2/2050	1,700	1,499
	BAT Capital Corp. 7.081% 8/2/2053	2,600	2,883
	BAT International Finance PLC 3.95% 6/15/2025[7]	7,500	7,409
	BAT International Finance PLC 1.668% 3/25/2026	8,990	8,525
	BAT International Finance PLC 4.448% 3/16/2028	8,000	7,881
	Central Garden & Pet Co. 4.125% 10/15/2030	40,146	36,305
	Central Garden & Pet Co. 4.125% 4/30/2031[7]	23,725	21,193
	Conagra Brands, Inc. 1.375% 11/1/2027	1,750	1,569
	Constellation Brands, Inc. 2.25% 8/1/2031	3,713	3,124
	Coty, Inc. 5.00% 4/15/2026[7]	1,517	1,502
	Coty, Inc. 4.75% 1/15/2029[7]	9,490	9,088
	Darling Ingredients, Inc. 5.25% 4/15/2027[7]	19,295	18,999
	Darling Ingredients, Inc. 6.00% 6/15/2030[7]	19,560	19,421
	Energizer Holdings, Inc. 4.375% 3/31/2029[7]	17,615	16,282
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[7]	15,815	16,508
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[8,10]	4,985	5,021
	Ingles Markets, Inc. 4.00% 6/15/2031[7]	21,200	18,772
	J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,726
	J. M. Smucker Co. (The) 6.20% 11/15/2033	7,177	7,748
	J. M. Smucker Co. (The) 6.50% 11/15/2043	1,219	1,320
	J. M. Smucker Co. (The) 6.50% 11/15/2053	6,899	7,652
	JBS USA Holding Lux SARL 2.50% 1/15/2027	12,702	11,929
	JBS USA Holding Lux SARL 3.00% 2/2/2029	7,113	6,447
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[7]	43,025	39,311
	Performance Food Group, Inc. 5.50% 10/15/2027[7]	12,980	12,821
	Performance Food Group, Inc. 4.25% 8/1/2029[7]	12,645	11,722

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Philip Morris International, Inc. 5.125% 11/17/2027	USD5,947	$6,029
	Philip Morris International, Inc. 4.875% 2/15/2028	18,750	18,886
	Philip Morris International, Inc. 5.625% 11/17/2029	2,850	2,978
	Philip Morris International, Inc. 5.125% 2/15/2030	10,323	10,497
	Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,109
	Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,039
	Philip Morris International, Inc. 5.25% 2/13/2034	5,467	5,511
	Post Holdings, Inc. 5.625% 1/15/2028[7]	9,935	9,845
	Post Holdings, Inc. 5.50% 12/15/2029[7]	20,825	20,217
	Post Holdings, Inc. 4.625% 4/15/2030[7]	52,641	49,083
	Post Holdings, Inc. 6.25% 2/15/2032[7]	8,961	9,086
	Prestige Brands, Inc. 5.125% 1/15/2028[7]	8,162	7,987
	Prestige Brands, Inc. 3.75% 4/1/2031[7]	8,045	7,099
	Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,165
	Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,746
	Simmons Foods, Inc. 4.625% 3/1/2029[7]	35,247	31,780
	TreeHouse Foods, Inc. 4.00% 9/1/2028	13,990	12,635
	United Natural Foods, Inc. 6.75% 10/15/2028[7]	7,000	6,402
	US Foods, Inc. 4.625% 6/1/2030[7]	20,951	19,654
			641,853
	Total corporate bonds, notes & loans		20,046,239
Mortgage-backed obligations 3.86%
Federal agency mortgage-backed obligations 3.23%
	Fannie Mae Pool #932119 4.50% 11/1/2024[14]	7	7
	Fannie Mae Pool #AD3149 4.50% 4/1/2025[14]	6	6
	Fannie Mae Pool #AD6392 4.50% 5/1/2025[14]	13	13
	Fannie Mae Pool #AD5692 4.50% 5/1/2025[14]	8	8
	Fannie Mae Pool #AD6119 4.50% 6/1/2025[14]	11	11
	Fannie Mae Pool #AD8191 4.00% 9/1/2025[14]	16	16
	Fannie Mae Pool #AI6180 4.00% 7/1/2026[14]	18	18
	Fannie Mae Pool #AL2940 3.50% 11/1/2027[14]	72	70
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[14]	36	36
	Fannie Mae Pool #FM8013 5.50% 4/1/2031[14]	133	133
	Fannie Mae Pool #BM1231 3.50% 11/1/2031[14]	74	72
	Fannie Mae Pool #BJ5674 3.00% 1/1/2033[14]	114	110
	Fannie Mae Pool #254767 5.50% 6/1/2033[14]	80	81
	Fannie Mae Pool #BJ6249 4.00% 9/1/2033[14]	96	94
	Fannie Mae Pool #MA3541 4.00% 12/1/2033[14]	104	102
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[14]	6	6
	Fannie Mae Pool #MA3611 4.00% 3/1/2034[14]	45	45
	Fannie Mae Pool #735228 5.50% 2/1/2035[14]	71	72
	Fannie Mae Pool #878099 6.00% 4/1/2036[14]	114	119
	Fannie Mae Pool #880426 6.00% 4/1/2036[14]	53	54
	Fannie Mae Pool #256308 6.00% 7/1/2036[14]	112	115
	Fannie Mae Pool #888795 5.50% 11/1/2036[14]	475	484
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[14]	9,405	8,825
	Fannie Mae Pool #BE4703 3.00% 12/1/2036[14]	503	469
	Fannie Mae Pool #936999 6.00% 7/1/2037[14]	313	323
	Fannie Mae Pool #945832 6.50% 8/1/2037[14]	54	56
	Fannie Mae Pool #888637 6.00% 9/1/2037[14]	756	782
	Fannie Mae Pool #950991 6.00% 10/1/2037[14]	226	232
	Fannie Mae Pool #995674 6.00% 5/1/2038[14]	412	427
	Fannie Mae Pool #929964 6.00% 9/1/2038[14]	245	253
	Fannie Mae Pool #AE0967 3.50% 6/1/2039[14]	72	67
	Fannie Mae Pool #AC0479 6.00% 9/1/2039[14]	227	234
	Fannie Mae Pool #AE0443 6.50% 10/1/2039[14]	93	97
	Fannie Mae Pool #932274 4.50% 12/1/2039[14]	3,773	3,732
	Fannie Mae Pool #AD4927 5.00% 6/1/2040[14]	1,153	1,168
	Fannie Mae Pool #AE4483 4.00% 9/1/2040[14]	991	958
	Fannie Mae Pool #AE8073 4.00% 12/1/2040[14]	88	85
	Fannie Mae Pool #AE0828 3.50% 2/1/2041[14]	29	28
	Fannie Mae Pool #AB2470 4.50% 3/1/2041[14]	14	14
	Fannie Mae Pool #AI3422 5.00% 5/1/2041[14]	47	47
	Fannie Mae Pool #AI4836 5.00% 6/1/2041[14]	45	45
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[14]	10,826	9,313
	Fannie Mae Pool #AI5571 5.00% 7/1/2041[14]	37	37

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AI8482 5.00% 8/1/2041[14]	USD42	$42
	Fannie Mae Pool #AJ0257 4.00% 9/1/2041[14]	29	28
	Fannie Mae Pool #AJ4154 4.00% 11/1/2041[14]	92	89
	Fannie Mae Pool #AB4050 4.00% 12/1/2041[14]	171	166
	Fannie Mae Pool #AJ4189 4.00% 12/1/2041[14]	103	99
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[14]	36,222	29,960
	Fannie Mae Pool #890407 4.00% 2/1/2042[14]	244	236
	Fannie Mae Pool #AL2745 4.00% 3/1/2042[14]	698	675
	Fannie Mae Pool #AB5377 3.50% 6/1/2042[14]	10,452	9,790
	Fannie Mae Pool #AO9140 3.50% 7/1/2042[14]	3,529	3,305
	Fannie Mae Pool #AU3742 3.50% 8/1/2043[14]	2,153	2,017
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[14]	1,249	1,212
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[14]	879	854
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[14]	755	730
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[14]	24,840	23,081
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[14]	3,790	3,533
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[14]	8,204	7,618
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[14]	1,377	1,238
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[14]	1,653	1,485
	Fannie Mae Pool #947661 6.50% 10/1/2047[14]	30	30
	Fannie Mae Pool #947554 7.00% 10/1/2047[14]	132	139
	Fannie Mae Pool #920015 7.00% 10/1/2047[14]	34	34
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[14]	277	256
	Fannie Mae Pool #257036 7.00% 11/1/2047[14]	9	9
	Fannie Mae Pool #CA0854 3.50% 12/1/2047[14]	5,280	4,882
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[14]	2,847	2,794
	Fannie Mae Pool #FM7341 4.00% 3/1/2048[14]	25	24
	Fannie Mae Pool #CA1542 4.00% 4/1/2048[14]	4,825	4,625
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[14]	7,717	6,898
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[14]	6,044	5,612
	Fannie Mae Pool #FM1784 4.00% 9/1/2048[14]	6,450	6,182
	Fannie Mae Pool #CA3184 4.00% 3/1/2049[14]	8,777	8,405
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[14]	1,603	1,430
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[14]	1,064	953
	Fannie Mae Pool #CA3814 3.50% 7/1/2049[14]	28,649	26,641
	Fannie Mae Pool #CA3976 4.00% 8/1/2049[14]	48,734	46,601
	Fannie Mae Pool #FM1668 4.00% 8/1/2049[14]	5,107	4,876
	Fannie Mae Pool #CA4112 3.50% 9/1/2049[14]	31,742	29,394
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[14]	2,668	2,460
	Fannie Mae Pool #CA4432 4.00% 10/1/2049[14]	5,560	5,297
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[14]	4,173	3,848
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[14]	19,521	17,412
	Fannie Mae Pool #CA4802 3.50% 12/1/2049[14]	23,406	21,561
	Fannie Mae Pool #CA4804 3.50% 12/1/2049[14]	20,470	18,867
	Fannie Mae Pool #FM2092 3.50% 12/1/2049[14]	11,716	10,809
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[14]	16,021	13,698
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[14]	2,785	2,470
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[14]	706	603
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[14]	1,610	1,436
	Fannie Mae Pool #MA4119 2.00% 9/1/2050[14]	12,600	10,270
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[14]	392	348
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[14]	2,613	2,317
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[14]	18,132	15,466
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[14]	9,102	7,813
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[14]	4,994	4,470
	Fannie Mae Pool #CA8130 2.50% 12/1/2050[14]	15,374	13,065
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[14]	8,090	7,240
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[14]	1,725	1,529
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[14]	12,808	10,380
	Fannie Mae Pool #CA8601 2.50% 1/1/2051[14]	44,472	37,712
	Fannie Mae Pool #CA8480 2.50% 1/1/2051[14]	32,404	27,812
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[14]	39,524	33,816
	Fannie Mae Pool #CA9302 3.00% 2/1/2051[14]	10,713	9,586
	Fannie Mae Pool #CA8969 3.00% 2/1/2051[14]	3,372	2,980
	Fannie Mae Pool #CA8968 3.00% 2/1/2051[14]	683	603
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[14]	1,699	1,379
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[14]	11,554	10,176

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[14]	USD1,410	$1,243
	Fannie Mae Pool #MA4325 2.00% 5/1/2051[14,15]	178,830	144,927
	Fannie Mae Pool #BT1364 3.00% 5/1/2051[14]	1,748	1,541
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[14]	1,077	949
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[14]	82	66
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[14]	1,225	1,087
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[14]	2,319	2,045
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[14]	13,524	10,921
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[14]	1,721	1,388
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[14]	4,386	3,739
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[14]	4,313	3,671
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[14]	2,107	1,797
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[14]	2,106	1,793
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[14]	1,662	1,423
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[14]	979	833
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[14]	3,349	2,702
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[14]	13,859	11,163
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[14]	3,079	2,483
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[14]	868	701
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[14]	59,771	52,993
	Fannie Mae Pool #FS1194 3.00% 2/1/2052[14]	11,662	10,365
	Fannie Mae Pool #BV1089 4.00% 2/1/2052[14]	43	40
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[14]	1,343	1,084
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[14]	1,310	1,057
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[14]	906	731
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[14]	884	712
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[14]	2,775	2,235
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[14]	691	557
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[14]	1,692	1,364
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[14]	3,552	2,863
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[14]	3,312	3,110
	Fannie Mae Pool #CB4548 4.00% 9/1/2052[14]	4,535	4,260
	Fannie Mae Pool #BW9347 4.50% 9/1/2052[14]	33,053	31,888
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[14]	808	780
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[14]	1,380	1,361
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[14]	3,797	3,664
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[14]	3,962	3,980
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[14]	731	685
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[14]	1,941	1,870
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[14]	568	569
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[14]	1,682	1,689
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[14]	496	465
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[14]	7,112	7,010
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[14]	1,825	1,711
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[14]	1,823	1,798
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[14]	9,779	9,797
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[14]	98	98
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[14]	186	183
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[14]	466	468
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[14]	347	348
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[14]	2,669	2,745
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[14]	924	950
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[14]	681	699
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[14]	6,913	5,575
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[14]	1,303	1,305
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[14]	21,675	21,717
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[14]	20,471	20,548
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[14]	51,092	51,182
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[14]	10,110	10,145
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[14]	14,593	14,804
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[14]	962	901
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[14]	18,488	18,553
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[14]	603	604
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[14]	7,529	7,639
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[14]	37	35
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[14]	95,197	93,773
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[14]	44,955	45,042

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[14]	USD17,284	$17,341
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[14]	8,871	9,000
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[14]	32,464	32,521
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[14]	23,245	23,286
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[14]	8,771	8,932
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[14]	22,102	22,685
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[14]	22,053	22,096
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[14]	4,558	4,565
	Fannie Mae Pool #MA5272 6.00% 2/1/2054[14]	19,912	20,195
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[14]	8,830	8,987
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[14]	8,789	8,914
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[14]	7,935	8,086
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[14]	6,050	6,219
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[14]	80,406	80,539
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[14]	2,646	2,661
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[14]	1,354	1,356
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[14]	4,055	4,132
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[14]	39	39
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[14]	28,293	28,340
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[14]	17,723	17,775
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[14]	7,879	7,385
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[14]	44,877	44,949
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[14]	1,336	1,340
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[14]	3,405	3,420
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[14]	7,570	7,678
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[14]	2,477	2,526
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[14]	1,159	1,177
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[14]	989	1,007
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[14]	72	73
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[14]	10,996	11,044
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[14]	10,789	10,837
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[14]	5,148	5,172
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[14]	1,322	1,324
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[14]	30,590	31,025
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[14]	14,583	14,846
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[14]	12,653	12,888
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[14]	7,858	7,999
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[14]	6,944	7,068
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[14]	4,760	4,828
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[14]	2,110	2,142
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[14]	810	824
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[14]	36,246	36,762
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[14]	1,243	1,262
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[14]	1,222	1,240
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[14]	440	448
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[14]	350	355
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[14]	320	325
	Fannie Mae Pool #BF0167 3.00% 2/1/2057[14]	770	670
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[14]	11,412	10,340
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[14]	59,806	51,889
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[14]	19,528	18,978
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[14]	13,788	11,773
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[14]	4,921	4,201
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[8,14]	— [4]	— [4]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[8,14]	— [4]	— [4]
	Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037[14]	126	133
	Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037[14]	272	283
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[14]	64	64
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[14]	77	81
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[14]	85	86
	Fannie Mae, Series 2002-W1, Class 2A, 4.587% 2/25/2042[8,14]	186	184
	Freddie Mac Pool #J38387 3.00% 1/1/2033[14]	26	25
	Freddie Mac Pool #G04805 4.50% 12/1/2035[14]	2,022	2,000
	Freddie Mac Pool #K93766 3.00% 12/1/2036[14]	379	353
	Freddie Mac Pool #K93772 3.00% 12/1/2036[14]	321	300
	Freddie Mac Pool #G04553 6.50% 9/1/2038[14]	225	234
	Freddie Mac Pool #G08353 4.50% 7/1/2039[14]	174	173

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #A87892 5.00% 8/1/2039[14]	USD431	$442
	Freddie Mac Pool #A87873 5.00% 8/1/2039[14]	180	182
	Freddie Mac Pool #G05937 4.50% 8/1/2040[14]	3,979	3,951
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[14]	30,066	25,877
	Freddie Mac Pool #A96488 5.00% 1/1/2041[14]	13	14
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[14]	27,028	23,239
	Freddie Mac Pool #Q02676 4.50% 8/1/2041[14]	279	274
	Freddie Mac Pool #Q02849 4.50% 8/1/2041[14]	213	210
	Freddie Mac Pool #G07189 4.50% 3/1/2042[14]	374	372
	Freddie Mac Pool #G07221 4.50% 6/1/2042[14]	637	633
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[14]	1,214	1,176
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[14]	937	911
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[14]	4,546	4,131
	Freddie Mac Pool #G60559 4.00% 4/1/2046[14]	5,383	5,166
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[14]	534	527
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[14]	1,063	1,050
	Freddie Mac Pool #V82662 4.00% 10/1/2046[14]	3,536	3,394
	Freddie Mac Pool #Q44400 4.00% 11/1/2046[14]	3,527	3,385
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[14]	6,269	5,990
	Freddie Mac Pool #G61733 3.00% 12/1/2047[14]	5,874	5,266
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[14]	5,896	5,629
	Freddie Mac Pool #G61628 3.50% 9/1/2048[14]	552	511
	Freddie Mac Pool #SD0045 4.50% 11/1/2048[14]	15,621	15,335
	Freddie Mac Pool #ZN3568 4.50% 2/1/2049[14]	7	7
	Freddie Mac Pool #SD7503 3.50% 8/1/2049[14]	3,081	2,848
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[14]	12,610	11,657
	Freddie Mac Pool #RA1744 4.00% 11/1/2049[14]	21,182	20,211
	Freddie Mac Pool #QA5125 3.50% 12/1/2049[14]	17,131	15,788
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[14]	413	367
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[14]	2,954	2,616
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[14]	13,581	11,661
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[14]	49,299	40,019
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[14]	20,000	16,427
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[14]	9,959	8,439
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[14]	10,630	8,682
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[14]	1,844	1,625
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[14]	659	585
	Freddie Mac Pool #SD8166 2.00% 9/1/2051[14]	835	675
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[14]	3,732	3,197
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[14]	572	488
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[14]	24,963	22,121
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[14]	4,455	3,897
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[14]	1,793	1,580
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[14]	4,717	4,156
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[14]	1,543	1,369
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[14]	4,295	3,464
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[14]	2,020	1,781
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[14]	860	693
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[14]	3,699	3,149
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[14]	132	113
	Freddie Mac Pool #SD7551 3.00% 1/1/2052[14]	57,475	50,979
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[14]	460	407
	Freddie Mac Pool #SD0803 3.00% 1/1/2052[14]	373	329
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[14]	876	705
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[14]	5,705	5,216
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[14]	3,313	2,668
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[14]	2,963	2,388
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[14]	990	799
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[14]	178	144
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[14]	5,634	4,992
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[14]	1,338	1,078
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[14]	1,000	805
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[14]	1,977	1,688
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[14]	6,081	5,316
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[14]	5,269	4,945
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[14]	10,194	9,016
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[14]	222	214

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[14]	USD1,015	$980
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[14]	250	241
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[14]	149	144
	Freddie Mac Pool #QF0103 5.00% 9/1/2052[14]	96,219	94,924
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[14]	2,622	2,586
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[14]	1,473	1,421
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[14]	96	93
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[14]	14,026	13,833
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[14]	19,581	19,664
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[14]	2,901	2,860
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[14]	102	98
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[14]	16,713	16,463
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[14]	5,196	5,295
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[14]	26,517	26,120
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[14]	1,551	1,554
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[14]	1,271	1,314
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[14]	1,107	1,137
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[14]	1,003	1,039
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[14]	959	995
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[14]	705	733
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[14]	516	533
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[14]	382	393
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[14]	277	289
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[14]	82	81
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[14]	5,878	5,890
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[14]	929	931
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[14]	888	906
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[14]	3,699	3,712
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[14]	3,336	3,350
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[14]	3,241	3,252
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[14]	2,400	2,410
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[14]	715	726
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[14]	5,872	5,883
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[14]	10,794	11,020
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[14]	10,217	10,365
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[14]	983	921
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[14]	4,012	4,019
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[14]	6,064	6,163
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[14]	149,319	147,074
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[14]	28,616	28,718
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[14]	4,939	4,948
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[14]	7,028	7,150
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[14]	5,247	5,329
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[14]	11,821	11,840
	Freddie Mac Pool #SD5145 5.50% 4/1/2054[14]	74,078	74,386
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[14]	62,948	63,052
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[14]	433	435
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[14]	332	333
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[14]	14,541	14,797
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[14]	488	495
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[14]	689	702
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[14]	1,572	1,473
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[14]	7,688	7,722
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[14]	2,008	2,017
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[14]	27,656	28,154
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[14]	3,094	3,148
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[14]	2,126	2,166
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[14]	5,266	5,290
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[14]	3,641	3,656
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[14]	2,831	2,837
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[14]	21,421	21,807
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[14]	19,992	20,440
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[14]	14,292	14,548
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[14]	11,703	11,870
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[14]	3,139	3,196
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[14]	2,750	2,793
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[14]	1,040	1,056

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[14]	USD30,320	$30,368
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[14]	21,134	21,435
	Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[14]	284	295
	Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[14]	204	213
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[14]	118	124
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[14]	21,362	22,299
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,14]	1,907	1,790
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[14]	283	264
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,14]	1,919	1,803
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[14]	2,976	2,777
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,14]	2,883	2,703
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,14]	528	477
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[14]	433	394
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[14]	898	866
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[14]	5,555	5,239
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[14]	4,099	3,801
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[14]	2,057	1,959
	Government National Mortgage Assn. 4.00% 8/1/2054[14,16]	1,785	1,686
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[14]	282	278
	Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048[14]	4,687	4,448
	Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048[14]	1,071	1,017
	Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048[14]	3,488	3,335
	Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[14]	30	26
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[14]	53,603	44,508
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[14]	36,757	31,653
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[14]	951	819
	Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052[14]	23	22
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[14]	2,955	2,791
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[14]	1,809	1,709
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[14]	26,556	25,764
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[14]	5,047	4,892
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[14]	4,638	3,516
	Uniform Mortgage-Backed Security 2.00% 8/1/2054[14,16]	3,576	2,877
	Uniform Mortgage-Backed Security 2.50% 8/1/2054[14,16]	71,504	59,969
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[14,16]	21,015	18,341
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[14,16]	75,653	68,648
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[14,16]	14,419	13,891
	Uniform Mortgage-Backed Security 5.00% 8/1/2054[14,16]	704	693
	Uniform Mortgage-Backed Security 5.50% 8/1/2054[14,16]	47,406	47,486
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[14,16]	25,860	26,231
	Uniform Mortgage-Backed Security 2.00% 9/1/2054[14,16]	24,017	19,352
	Uniform Mortgage-Backed Security 2.50% 9/1/2054[14,16]	110,760	93,010
	Uniform Mortgage-Backed Security 3.00% 9/1/2054[14,16]	21,076	18,416
	Uniform Mortgage-Backed Security 3.50% 9/1/2054[14,16]	28,429	25,815
	Uniform Mortgage-Backed Security 4.00% 9/1/2054[14,16]	55,930	52,468
	Uniform Mortgage-Backed Security 4.50% 9/1/2054[14,16]	73,417	70,771
	Uniform Mortgage-Backed Security 5.00% 9/1/2054[14,16]	77,107	75,970
	Uniform Mortgage-Backed Security 5.50% 9/1/2054[14,16]	109,954	110,153
	Uniform Mortgage-Backed Security 6.00% 9/1/2054[14,16]	106,061	107,561
	Uniform Mortgage-Backed Security 6.50% 9/1/2054[14,16]	36,673	37,599
			4,053,295

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 0.36%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[7,14]	USD11,195	$10,353
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.02% 7/15/2041[7,8,14]	1,566	1,566
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[14]	1,810	1,734
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[14]	240	228
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[14]	10,734	11,301
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[8,14]	3,328	3,545
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[14]	480	460
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[14]	301	289
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[8,14]	5,772	5,622
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[14]	5,656	5,091
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[14]	3,260	2,986
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[14]	3,772	3,292
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[8,14]	5,718	5,433
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[14]	4,806	4,624
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[14]	5,996	5,730
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[14]	3,146	2,691
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,14]	1,844	1,794
	BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 6.792% 8/15/2026[7,8,14]	8,000	7,974
	BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 7.291% 8/15/2026[7,8,14]	5,464	5,437
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[7,8,14]	11,966	11,903
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[7,8,14]	3,539	3,520
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[7,8,14]	9,519	9,365
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[7,8,14]	7,624	7,520
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[7,8,14]	220	217
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[7,8,14]	11,621	11,479
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[7,8,14]	9,946	9,807
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[7,8,14]	7,868	7,854
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[7,8,14]	10,167	10,065
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[7,8,14]	1,790	1,768
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[7,8,14]	1,616	1,594
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[7,8,14]	9,864	9,755
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[7,8,14]	12,167	12,007
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.991% 8/15/2039[7,8,14]	28,290	28,255
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[7,8,14]	17,828	17,828
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 7.22% 7/15/2041[7,8,14]	4,768	4,766
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 7.669% 7/15/2041[7,8,14]	5,091	5,091
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[7,8,14]	12,536	12,532
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 10/12/2040[7,8,14]	8,114	8,255
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[14]	1,440	1,390
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[14]	350	335
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[8,14]	450	432
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[7,14]	6,864	7,123
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[7,14]	3,537	3,658
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[7,8,14]	2,720	2,813

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[14]	USD400	$381
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.80% 6/10/2039[7,8,14]	2,190	2,218
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[7,8,14]	1,928	1,952
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[7,8,14]	880	891
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[7,8,14]	4,091	4,079
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[7,8,14]	3,734	3,716
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[7,8,14]	3,899	3,884
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[7,8,14]	1,710	1,709
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[7,8,14]	19,885	19,908
	GS Mortgage Securities Trust, Series 2018-HULA, Class B, (1-month USD CME Term SOFR + 1.553%) 6.693% 7/15/2025[7,8,14]	1,676	1,670
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[7,8,14]	2,632	2,601
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[7,8,14]	3,831	3,815
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[14]	940	889
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[14]	240	229
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[14]	6,571	5,709
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[7,8,14]	591	597
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[14]	1,510	1,441
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[14]	560	530
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[7,14]	3,421	3,106
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[7,14]	1,165	961
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[7,8,14]	328	264
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[8,14]	4,810	4,599
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[7,8,14]	1,989	1,986
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[7,14]	15,628	14,118
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[7,8,14]	5,339	5,296
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[14]	960	943
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[14]	2,795	2,723
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[8,14]	3,230	3,072
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[14]	580	560
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[14]	1,000	962
	Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 9.194% 7/25/2054[7,8,14]	2,427	2,450
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[7,8,14]	12,566	12,515
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.07% 5/15/2039[7,8,14]	486	482
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[7,14]	5,645	4,730
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[7,8,14]	9,201	9,104
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[7,8,14]	19,555	19,327
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[14]	5,605	5,494
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[14]	185	176
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[14]	6,015	5,843

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[14]	USD2,405	$2,194
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059[14]	150	145
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[14]	480	463
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[7,8,14]	13,994	14,061
			441,275

Collateralized mortgage-backed obligations (privately originated) 0.27%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[7,8,14]	2,355	2,071
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[7,14]	283	266
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[7,8,14]	1,706	1,573
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[7,8,14]	881	850
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[7,9,14]	6,035	5,965
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[7,8,14]	693	691
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[7,8,14]	5,747	5,064
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[7,8,14]	3,650	3,256
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[7,8,14]	404	369
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[7,8,14]	2,232	1,948
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.747% 12/25/2042[7,8,14]	3,266	3,370
	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.847% 10/25/2043[7,8,14]	2,963	2,981
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.397% 1/25/2044[7,8,14]	3,039	3,044
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.147% 1/25/2044[7,8,14]	1,614	1,630
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.047% 1/25/2044[7,8,14]	2,985	3,057
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.147% 2/25/2044[7,8,14]	3,432	3,460
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.447% 5/25/2044[7,8,14]	1,600	1,602
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.997% 5/25/2044[7,8,14]	1,464	1,474
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 7.547% 5/25/2044[7,8,14]	889	899
	Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035[14]	1,643	909
	Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.535% 6/25/2047[8,14]	802	696
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[7,14]	5,991	5,711
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[14]	264	261
	FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[7,8,14]	3,404	3,366
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[7,14]	5,263	6,037
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[7,14]	5,855	6,624
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[7,14]	1,771	1,962
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[7,14]	2,070	2,149
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[7,8,14]	5,990	4,895
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[7,8,14]	6,664	5,446
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.497% 9/25/2042[7,8,14]	1,282	1,298
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.697% 2/25/2044[7,8,14]	3,512	3,527
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.547% 5/25/2044[7,8,14]	3,595	3,603
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.597% 5/25/2044[7,8,14]	12,376	12,406
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 10.712% 1/25/2050[7,8,14]	4,360	4,853

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.262% 2/25/2050[7,8,14]	USD5,790	$6,319
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.462% 8/25/2050[7,8,14]	5,306	7,188
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.824% 10/25/2050[7,8,14]	7,758	10,791
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[7,9,14]	1,811	1,829
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[7,9,14]	3,938	3,774
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[7,14]	5,921	5,513
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[7,9,14]	5,341	5,359
	IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.643% 5/25/2036[8,14]	1,208	1,126
	JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050[7,8,14]	507	451
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[7,9,14]	932	929
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.314% 11/25/2055[7,8,14]	6,060	6,065
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[7,9,14]	8,608	8,725
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[7,8,14]	1,339	1,256
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.584% 3/25/2053[7,8,14]	2,600	2,538
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[7,9,14]	2,630	2,652
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.619% 4/25/2053[7,8,14]	5,108	5,008
	Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[7,9,14]	19,075	18,771
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[7,9,14]	17,513	17,323
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[7,9,14]	3,550	3,571
	Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[7,9,14]	4,290	4,355
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[7,9,14]	2,751	2,783
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[7,9,14]	13,062	13,225
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.398% 8/9/2029 (3.25% on 9/1/2024)[7,9,14]	3,581	3,240
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[7,14]	5,137	4,795
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[7,14]	2,695	2,571
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[7,14]	5,041	4,706
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[7,14]	3,643	3,390
	Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[7,8,14]	2,709	2,450
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[7,8,14]	1,671	1,536
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048[7,8,14]	130	121
	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.09% 5/25/2036[8,14]	1,015	558
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[7,14]	6,454	6,146
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.10% 7/25/2065[7,8,14]	2,864	2,863
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[3,7]	10,003	9,778
	Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[7,14]	2,709	2,669
	Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[7,14]	891	870
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[7,14]	5,997	5,819
	Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[7,14]	2,609	2,570
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[7,9,14]	1,746	1,742
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[7,9,14]	6,427	6,470
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[7,9,14]	3,777	3,806
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[7,9,14]	10,600	10,730
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[7,9,14]	2,653	2,684

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028)[7,9,14]	USD1,508	$1,526
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[7,9,14]	2,081	2,109
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[7,9,14]	4,858	4,905
	Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[7,9,14]	1,513	1,529
	VM Fund I, LLC 8.625% 1/15/2028[3,7]	14,398	14,182
			340,629
	Total mortgage-backed obligations		4,835,199
U.S. Treasury bonds & notes 1.98%
U.S. Treasury 1.83%
	U.S. Treasury 3.25% 8/31/2024	22,124	22,082
	U.S. Treasury 3.875% 3/31/2025	1,898	1,885
	U.S. Treasury 4.625% 6/30/2025	3,070	3,066
	U.S. Treasury 4.75% 7/31/2025	11,140	11,142
	U.S. Treasury 5.00% 10/31/2025[15]	146,762	147,449
	U.S. Treasury 4.00% 2/15/2026	34,944	34,707
	U.S. Treasury 4.625% 2/28/2026	117,013	117,326
	U.S. Treasury 3.625% 5/15/2026	7,041	6,955
	U.S. Treasury 4.50% 7/15/2026	10,000	10,041
	U.S. Treasury 4.375% 7/31/2026	19,300	19,343
	U.S. Treasury 4.375% 8/15/2026	54,500	54,617
	U.S. Treasury 4.625% 9/15/2026	29,603	29,834
	U.S. Treasury 4.625% 10/15/2026	10,000	10,086
	U.S. Treasury 4.625% 11/15/2026	18,853	19,030
	U.S. Treasury 4.125% 2/15/2027	7,000	6,996
	U.S. Treasury 4.50% 4/15/2027	830	838
	U.S. Treasury 4.375% 7/15/2027	58,682	59,187
	U.S. Treasury 3.625% 3/31/2028	72	71
	U.S. Treasury 3.625% 5/31/2028	69,266	68,384
	U.S. Treasury 4.125% 7/31/2028	5,000	5,027
	U.S. Treasury 4.00% 1/31/2029	26,090	26,145
	U.S. Treasury 4.00% 7/31/2029	271,892	272,774
	U.S. Treasury 4.00% 2/28/2030	93,328	93,547
	U.S. Treasury 4.00% 7/31/2030	11,986	12,011
	U.S. Treasury 4.875% 10/31/2030	34,810	36,555
	U.S. Treasury 4.25% 2/28/2031	1,113	1,131
	U.S. Treasury 4.125% 7/31/2031	88,741	89,607
	U.S. Treasury 4.125% 11/15/2032	1,433	1,444
	U.S. Treasury 3.375% 5/15/2033	14,742	14,021
	U.S. Treasury 3.875% 8/15/2033	177,075	174,747
	U.S. Treasury 4.375% 5/15/2034	354,058	363,214
	U.S. Treasury 1.375% 11/15/2040[15]	39,316	25,750
	U.S. Treasury 1.75% 8/15/2041	17,045	11,672
	U.S. Treasury 2.00% 11/15/2041	11,924	8,474
	U.S. Treasury 2.375% 2/15/2042	7,784	5,861
	U.S. Treasury 2.875% 5/15/2043[15]	36,000	28,825
	U.S. Treasury 3.875% 5/15/2043	7,113	6,614
	U.S. Treasury 4.75% 11/15/2043	42,316	44,184
	U.S. Treasury 4.625% 5/15/2044	93,695	96,152
	U.S. Treasury 2.875% 11/15/2046[15]	22,970	17,813
	U.S. Treasury 2.875% 5/15/2049	4,051	3,089
	U.S. Treasury 4.00% 11/15/2052	9,612	9,039
	U.S. Treasury 3.625% 2/15/2053[15]	22,365	19,640
	U.S. Treasury 4.75% 11/15/2053	4,600	4,909
	U.S. Treasury 4.25% 2/15/2054[15]	309,301	304,148
			2,299,432

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities 0.15%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[17]	USD46,407	$45,441
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[17]	48,801	47,608
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[17]	6,536	6,334
	U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[17]	5,218	4,869
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[15,17]	97,199	84,469
			188,721
	Total U.S. Treasury bonds & notes		2,488,153
Asset-backed obligations 1.55%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[7,14]	196	194
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[7,14]	324	325
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[7,14]	6,099	6,128
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[7,14]	4,308	4,316
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.285% 7/25/2036[7,8,14]	11,606	11,708
	Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.809% 1/19/2033[7,8,14]	2,780	2,803
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[7,14]	5,050	5,056
	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[7,14]	1,786	1,757
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[7,14]	2,615	2,629
	American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[7,14]	6,289	6,371
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[7,14]	7,281	7,464
	American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[7,14]	13,560	13,678
	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[7,14]	4,469	4,517
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[14]	39,830	39,332
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[14]	2,827	2,828
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[14]	7,972	7,530
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[14]	5,578	5,630
	Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.379% 1/20/2033[7,8,14]	5,467	5,468
	Auxilior Term Funding, LLC, Series 24-1A, Class A3, 5.49% 7/15/2031[7,14]	5,603	5,663
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[7,14]	3,125	3,081
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[7,14]	8,500	8,215
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[7,14]	25,617	24,523
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[7,14]	1,453	1,402
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[7,14]	4,605	4,493
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[7,14]	29,959	27,970
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[7,14]	1,699	1,584
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[7,14]	551	514
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[7,14]	5,000	4,564
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[7,14]	10,793	10,987
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[7,14]	12,400	12,569
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[7,14]	23,741	24,443
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[7,14]	3,150	3,274

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[7,14]	USD7,930	$8,069
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[7,14]	1,507	1,533
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[7,14]	8,000	8,077
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[7,14]	1,671	1,691
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[7,8,14]	19,810	19,843
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[14]	14,798	14,812
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[14]	18,295	18,538
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[7,14]	433	417
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.481% 1/15/2033[7,8,14]	7,893	7,892
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.901% 1/15/2033[7,8,14]	2,864	2,864
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.401% 1/15/2033[7,8,14]	5,275	5,294
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[7,14]	6,958	6,243
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[7,14]	1,055	945
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[7,14]	5,108	5,170
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[14]	3,420	3,422
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[14]	3,945	3,951
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[14]	1,507	1,510
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[14]	987	995
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[14]	4,610	4,643
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[7,14]	4,142	4,172
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[14]	313	304
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[14]	8,798	8,835
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[14]	307	298
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[14]	15,202	15,293
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[14]	2,222	2,227
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[14]	2,153	2,184
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[14]	3,265	3,303
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[14]	257	244
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[14]	1,875	1,803
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[7,14]	11,102	9,941
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[7,14]	6,803	5,916
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[7,14]	13,405	11,752
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[7,14]	1,018	953
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.495% 7/27/2030[7,8,14]	2,395	2,396
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[7,14]	23,958	22,883
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[7,14]	5,807	5,132
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[7,14]	5,327	5,022
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[7,14]	567	484
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[7,14]	15,080	13,930
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[7,14]	2,847	2,575
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[7,14]	23,129	23,045
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[7,14]	19,138	19,104
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[7,14]	10,260	10,282
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[7,14]	8,361	8,366
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[7,14]	10,082	10,117
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[7,14]	9,354	9,390
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[7,14]	8,384	8,474
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[7,14]	10,983	11,133
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[14]	21,449	21,493
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[14]	6,712	6,787

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[14]	USD9,105	$9,141
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[7,14]	3,231	2,956
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[7,14]	1,984	1,814
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[7,14]	8,429	7,740
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[7,14]	13,261	11,967
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[7,14]	515	466
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[14]	7,442	7,469
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[7,14]	330	326
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[7,14]	3,990	3,997
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[7,14]	371	373
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[7,14]	549	554
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[7,14]	197	199
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[7,14]	2,376	2,394
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030[7,14]	2,251	2,271
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[7,14]	3,687	3,750
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.583% 1/15/2037[8,14]	206	189
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.593% 2/15/2037[8,14]	355	337
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[14]	6,421	6,491
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 7/15/2027[14]	6,950	6,851
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[7,14]	2,396	2,407
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[7,14]	1,718	1,752
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[7,14]	844	871
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[14]	2,893	2,832
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[14]	1,830	1,838
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[14]	3,253	3,268
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[7,14]	1,138	1,138
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[7,14]	663	649
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[7,14]	77	76
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[7,14]	1,247	1,220
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[7,14]	2,455	2,457
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.543% 4/15/2028[7,8,14]	4,506	4,510
Dryden Senior Loan Fund, CLO, Series 2022-113, Class A1R, (3-month USD CME Term SOFR + 1.63%) 6.912% 10/20/2035[7,8,14]	10,050	10,086
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[7,14]	1,245	1,127
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[7,14]	1,861	1,873
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[7,14]	6,398	6,415
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[7,14]	3,451	3,423
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[7,14]	3,349	3,313
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[7,14]	5,467	5,428
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[7,14]	7,306	7,331
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[7,14]	2,471	2,506
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[7,14]	3,023	3,120
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[7,14]	202	202
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[14]	99	98
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[14]	7,794	7,504
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[14]	1,013	1,022
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[14]	3,084	3,090
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[14]	3,484	3,469
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[14]	1,839	1,882
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[14]	3,616	3,655
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[14]	3,191	3,215
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[14]	5,167	5,231
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[14]	1,480	1,490
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[14]	4,746	4,812
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[14]	2,608	2,632
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[7,14]	1,014	1,092
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[14]	8,016	8,145
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[7,14]	7,300	6,967
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[7,14]	4,197	4,100
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[7,14]	1,008	1,009
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[7,14]	733	746
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[7,14]	371	380
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[7,8,14]	7,932	7,969

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[14]	USD1,053	$1,057
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[7,14]	3,650	3,612
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[7,14]	15,214	14,943
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[7,14]	13,385	13,702
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[7,8,14]	30,500	30,896
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[7,14]	739	742
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[7,14]	528	530
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[7,14]	3,032	2,809
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[7,14]	1,327	1,201
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[7,14]	101	86
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[7,14]	6,968	6,527
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[7,14]	12,755	11,847
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[7,14]	21,445	19,491
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[7,14]	18,510	16,936
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[7,14]	1,737	1,564
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[7,14]	3,571	3,589
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[7,14]	3,757	3,800
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[7,14]	905	913
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[7,14]	818	834
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[7,14]	2,606	2,623
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[7,14]	1,674	1,695
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[7,14]	5,220	5,310
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[7,14]	1,170	1,200
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[14]	3,244	3,254
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[7,14]	17,961	18,749
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[14]	4,745	4,761
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[7,14]	4,075	4,121
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.832% 4/20/2033[7,8,14]	4,839	4,840
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 7.582% 4/20/2033[7,8,14]	3,515	3,519
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.332% 1/20/2031[7,8,14]	2,834	2,845
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[3,7,14]	10,370	10,370
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[7,14]	18,963	18,759
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[7,14]	2,945	2,911
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[7,14]	1,453	1,437
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[7,14]	7,673	7,493
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[7,14]	15,340	15,087
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[7,14]	1,008	1,004
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[7,14]	23,086	21,393
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[7,14]	3,369	3,113
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[7,14]	1,850	1,701
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[7,14]	8,300	7,687
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[7,14]	3,583	3,246
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[7,14]	7,264	6,992
Hertz Vehicle Financing III, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[7,14]	5,713	5,756
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[7,14]	12,400	12,569
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[7,14]	12,317	12,768
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[14]	760	759
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[14]	8,195	8,202
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[14]	2,567	2,566
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[7,14]	1,603	1,610
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[14]	5,082	5,112
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.479% 4/20/2032[7,8,14]	7,068	7,078
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.132% 4/20/2032[7,8,14]	3,826	3,833
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[14]	4,612	4,646
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[7,14]	650	648
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[7,14]	4,874	4,911
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.544% 7/21/2030[7,8,14]	15,507	15,528

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 6.535% 7/15/2036[7,8,14]	USD6,466	$6,466
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[7,14]	6,950	7,011
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[7,14]	1,414	1,424
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[7,14]	1,198	1,206
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[7,14]	4,000	4,027
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[7,14]	6,125	5,433
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[7,14]	8,519	7,523
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[7,14]	16,117	14,658
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[7,14]	11,738	10,769
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[7,14]	6,454	5,939
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[7,14]	11,288	10,428
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[7,14]	64,437	58,417
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.516% 7/25/2030[7,8,14]	5,047	5,053
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[7,8,14]	4,599	4,611
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.363% 10/15/2029[7,8,14]	6,281	6,288
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.963% 10/15/2029[7,8,14]	8,409	8,411
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[7,14]	3,571	3,591
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[7,14]	431	428
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[7,14]	13,351	13,432
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[14]	4,926	4,722
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.335% 9/15/2039[7,8,14]	2,967	2,974
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[7,14]	2,962	3,002
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[7,14]	1,492	1,504
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[7,14]	845	860
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.503% 10/15/2030[7,8,14]	9,112	9,116
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[7,8,14]	5,402	5,402
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.371% 10/25/2031[7,8,14]	2,700	2,700
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.678% 7/15/2037[7,8,14]	6,482	6,481
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[14]	390	389
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[14]	280	279
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[14]	4,853	4,856
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[14]	2,376	2,379
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[14]	2,542	2,530
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[14]	1,121	1,122
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[14]	2,123	2,074
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[14]	3,197	3,120
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[14]	15,539	15,561
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[14]	1,493	1,495
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[14]	2,374	2,356
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[14]	10,450	10,558
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[14]	9,527	9,662
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[14]	6,069	6,184
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[14]	745	751
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[7,14]	6,608	6,607
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[7,14]	8,995	9,021
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[7,14]	1,719	1,724
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[7,14]	2,493	2,520
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[7,14]	8,246	8,304
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[7,14]	1,034	1,059
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[7,14]	1,637	1,680
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[7,14]	7,264	6,564
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[7,14]	1,337	1,188
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[7,14]	8,839	7,961
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[7,14]	11,671	10,986
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[7,14]	6,123	5,671

44	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[7,14]	USD3,785	$3,573
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[7,14]	3,678	3,462
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.582% 10/20/2031[7,8,14]	6,485	6,496
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[7,14]	17,328	17,780
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[7,14]	17,328	17,957
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054[7,14]	845	882
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[7,14]	2,981	2,835
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[14]	6,264	6,352
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[7,14]	3,673	3,398
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[7,14]	5,292	5,012
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[7,14]	6,280	5,787
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[7,14]	816	752
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[7,14]	10,883	9,806
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[7,14]	473	422
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[7,14]	14,863	13,522
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[7,14]	6,080	5,588
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[7,14]	4,811	4,243
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[7,14]	173	154
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[7,14]	261	266
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[7,14]	12,824	12,908
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[7,14]	18,828	18,245
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[14]	9,606	9,639
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[14]	3,718	3,751
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[7,14]	2,344	2,343
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 6.479% 1/20/2032[7,8,14]	3,935	3,935
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.979% 1/20/2032[7,8,14]	4,000	4,000
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[7,14]	20,964	19,079
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[7,14]	11,465	10,264
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[7,14]	438	389
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[7,14]	2,519	2,552
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[9,14]	5,000	4,995
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[14]	19,090	19,040
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[14]	8,584	8,597
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[9,14]	17,018	16,922
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[14]	19,500	19,903
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[7,14]	20,266	20,412
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[7,14]	3,127	3,197
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.501% 10/15/2031[7,8,14]	5,975	5,987
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 7.101% 10/15/2031[7,8,14]	3,478	3,478
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[7,14]	579	582
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[7,14]	1,295	1,307
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[7,14]	1,616	1,610
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[7,14]	915	915
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[7,14]	1,671	1,661
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[7,14]	2,896	2,895
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[7,14]	4,413	4,304
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[7,14]	8,177	8,195
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[7,14]	2,924	2,863
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[7,14]	1,754	1,750
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[7,14]	5,588	5,637
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[7,14]	3,579	3,620
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[7,14]	2,094	2,106
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[7,14]	1,993	2,034
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[7,14]	2,813	2,846
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[7,14]	8,000	8,077
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[7,14]	2,826	2,855
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[7,14]	7,780	7,845
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.479% 10/20/2030[7,8,14]	4,950	4,952

The Income Fund of America	45

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.079% 10/20/2030[7,8,14]	USD8,000	$8,022
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[14]	17,652	17,684
	World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[14]	7,359	7,374
	World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[14]	7,476	7,503
			1,948,610
Municipals 0.27%
California 0.01%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	2,170	2,059
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	3,010	2,805
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	785	668
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,855	1,479
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.00% 6/1/2046	3,125	2,852
			9,863

Guam 0.00%
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	400	346
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	525	441
			787

Illinois 0.22%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	28,538
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	120
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	53,701
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	11,438
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	21,834
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	112
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	100	102
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	650	683
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028	800	839
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029	300	315
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029	550	577
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	226
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	200	210
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	102
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031	350	368

46	The Income Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Illinois (continued)
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032	USD350	$368
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033	200	210
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	102
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	141
	City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	391
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	188
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	350	255
	G.O. Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,103
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	146,720	146,197
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,194	3,369
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,808	4,039
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	275	303
			275,831

Massachusetts 0.00%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,269

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	27,295	24,483

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,525	21,907
	Total municipals		340,140
Bonds & notes of governments & government agencies outside the U.S. 0.17%
	Abu Dhabi (Emirate of) 2.50% 4/16/2025[7]	7,800	7,660
	Abu Dhabi (Emirate of) 3.125% 4/16/2030[7]	7,800	7,269
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	1,700	1,432
	Abu Dhabi (Emirate of) 3.875% 4/16/2050[7]	5,350	4,301
	Chile (Republic of) 4.85% 1/22/2029	9,135	9,148
	Colombia (Republic of) 7.50% 2/2/2034	9,656	9,819
	Colombia (Republic of) 8.00% 11/14/2035	14,314	14,960
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	8,562	8,743
	European Investment Bank 0.75% 10/26/2026	9,910	9,176
	Morocco (Kingdom of) 3.00% 12/15/2032[7]	6,000	4,937
	Morocco (Kingdom of) 4.00% 12/15/2050[7]	6,000	4,201
	OMERS Finance Trust 3.50% 4/19/2032[7]	7,941	7,445
	OMERS Finance Trust 4.00% 4/19/2052[7]	7,941	6,564
	Panama (Republic of) 7.50% 3/1/2031	4,015	4,261
	Panama (Republic of) 2.252% 9/29/2032	8,741	6,478
	Panama (Republic of) 8.00% 3/1/2038	3,025	3,264
	Panama (Republic of) 4.50% 1/19/2063	2,065	1,359
	Peru (Republic of) 1.862% 12/1/2032	8,550	6,623
	Peru (Republic of) 2.78% 12/1/2060	12,800	7,373
	Swedish Export Credit Corp. 3.625% 9/3/2024	11,420	11,400
	United Mexican States 2.659% 5/24/2031	9,162	7,717

The Income Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 3.50% 2/12/2034	USD3,900	$3,245
United Mexican States 6.00% 5/7/2036	58,740	58,604
United Mexican States 3.771% 5/24/2061	5,180	3,273
		209,252
Total bonds, notes & other debt instruments (cost: $30,371,592,000)		29,867,593
Short-term securities 5.93%	Shares
Money market investments 5.93%
Capital Group Central Cash Fund 5.32%[2,18]	74,362,546	7,436,255

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.32%[2,18,19]	19,049	1,905
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.22%[18,19]	110,330	110
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[18,19]	100,000	100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[18,19]	100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[18,19]	100,000	100
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[18,19]	100,000	100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[18,19]	100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[18,19]	100,000	100
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[18,19]	100,000	100
		2,715
Total short-term securities (cost: $7,438,617,000)		7,438,970
Total investment securities 100.34% (cost: $96,945,748,000)		125,847,376
Other assets less liabilities (0.34)%		(427,724)
Net assets 100.00%		$125,419,652
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	214	10/3/2024	USD43,949	$28
5 Year U.S. Treasury Note Futures	Long	15,112	10/3/2024	1,630,443	21,234
10 Year Japanese Government Bond Futures	Short	64	9/20/2024	(60,973)	(68)
10 Year Ultra U.S. Treasury Note Futures	Long	7,662	9/30/2024	885,560	18,659
10 Year U.S. Treasury Note Futures	Short	34	9/30/2024	(3,802)	(23)
20 Year U.S. Treasury Bond Futures	Short	924	9/30/2024	(111,602)	(3,354)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,322	9/30/2024	553,081	15,577
					$52,053

48	The Income Fund of America

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	352,606	EUR	325,000	Morgan Stanley	8/12/2024	$672
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.7325%	Annual	SOFR	Annual	5/7/2026	USD547,100	$4,091	$—	$4,091
4.7315%	Annual	SOFR	Annual	5/8/2026	281,600	2,111	—	2,111
4.741%	Annual	SOFR	Annual	5/10/2026	758,752	5,881	—	5,881
						$12,083	$—	$12,083
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[20] (000)	Value at 7/31/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD69,970	$4,759	$3,658	$1,102
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	104,169	2,216	2,311	(96)
					$6,975	$5,969	$1,006
Investments in affiliates2

	Value at 8/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.23%
Financials 0.06%
Islandsbanki hf.	$53,553	$33,000	$—	$—	$(11,008)	$75,545	$4,643
Consumer staples 0.02%
Viva Wine Group AB [1]	12,846	—	—	—	6,529	19,375	650
Health care 0.04%
Rotech Healthcare, Inc. [3,5,6]	57,033	—	—	—	(6,697)	50,336	—
Industrials 0.00%
ManpowerGroup, Inc. [22]	214,777	—	122,427	(9,684)	1,789	—	4,870
Information technology 0.16%
Diebold Nixdorf, Inc. [1,5]	—	225,804	— [4]	— [4]	(28,887)	196,917	—
Utilities 0.75%
Brookfield Infrastructure Partners, LP	1,060,561	4,628	—	—	(119,129)	946,060	46,877

The Income Fund of America	49

Investments in affiliates2 (continued)

	Value at 8/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Consumer discretionary 0.17%
Domino’s Pizza Group PLC	$136,743	$—	$—	$—	$(8,755)	$127,988	$4,081
Puuilo OYJ	45,040	—	—	—	15,476	60,516	2,128
Party City Holdco, Inc.[3,5]	—	13,110	—	—	14,178	27,288	—
Party City Holdco, Inc.[3,5,7]	—	99	—	—	174	273	—
						216,065
Materials 0.03%
Venator Materials PLC [3,5]	—	112,358	—	—	(76,007)	36,351	—
Total common stocks						1,540,649
Bonds, notes & other debt instruments 0.19%
Consumer discretionary 0.02%
Party City Holdings, Inc. 12.00% PIK 1/11/2029 [7,13]	—	26,741	—	—	1,596	28,337	2,874
Information technology 0.17%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028 [7,8,10]	—	237,357	31,244	477	9,404	215,994	22,640
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[23]	17,829	—	62,806	—	44,977	—	—
						215,994
Total bonds, notes & other debt instruments						244,331
Short-term securities 5.93%
Money market investments 5.93%
Capital Group Central Cash Fund 5.32% [18]	8,560,020	17,754,217	18,879,367	1,768	(383)	7,436,255	499,178
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.32% [18,19]	36,660		34,755 [24]			1,905	— [25]
Total short-term securities						7,438,160
Total 7.35%				$(7,439)	$(156,743)	$9,223,140	$587,941
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[2,3,5]	11/26/2014	$19,660	$50,336	.04%
Ascent Resources - Utica, LLC, Class A3	4/25/2016-11/15/2016	56,848	46,334.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[8,10]	9/13/2023	33,034	33,811.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.579% 9/13/2029[8,10]	9/13/2023-6/13/2024	139	140	.00 [26]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,9]	6/23/2023	11,296	11,201.01
Total		$120,977	$141,822	.11%

50	The Income Fund of America

[1]
All or a portion of this security was on loan. The total value of all such securities was $6,264,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $141,822,000, which represented .11% of the net assets of the fund.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,412,971,000, which represented 10.69% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Step bond; coupon rate may change at a later date.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $908,919,000, which represented .72% of the net assets of the fund.

[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $86,851,000, which represented .07% of the net assets of the fund.
[16]	Purchased on a TBA basis.
[17]	Index-linked bond whose principal amount moves with a government price index.
[18]	Rate represents the seven-day yield at 7/31/2024.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2024. Refer to the investment portfolio for the security value at 7/31/2024.
[23]	Affiliated issuer during the reporting period but no longer held at 7/31/2024.
[24]	Represents net activity. Refer to Note 5 for more information on securities lending.
[25]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[26]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance
Fncg. = Financing

G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

The Income Fund of America	51

Financial statements
Statement of assets and liabilities at July 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $6,264 of investment securities on loan):
Unaffiliated issuers (cost: $87,778,595)	$116,624,236
Affiliated issuers (cost: $9,167,153)	9,223,140	$125,847,376
Cash		4,696
Cash denominated in currencies other than U.S. dollars (cost: $9,189)		9,189
Unrealized appreciation on open forward currency contracts		672
Unrealized appreciation on unfunded commitments*		17
Receivables for:
Sales of investments	2,032,543
Sales of fund’s shares	43,258
Dividends and interest	566,742
Securities lending income	454
Variation margin on futures contracts	8,309
Variation margin on centrally cleared swap contracts	1,107
Other	1,395	2,653,808
		128,515,758
Liabilities:
Collateral for securities on loan		2,715
Payables for:
Purchases of investments	2,965,990
Repurchases of fund’s shares	73,021
Investment advisory services	22,128
Services provided by related parties	22,113
Trustees’ deferred compensation	5,111
Variation margin on futures contracts	692
Variation margin on centrally cleared swap contracts	238
Other	4,098	3,093,391
Commitments and contingencies*
Net assets at July 31, 2024		$125,419,652
Net assets consist of:
Capital paid in on shares of beneficial interest		$91,700,253
Total distributable earnings (accumulated loss)		33,719,399
Net assets at July 31, 2024		$125,419,652
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

52	The Income Fund of America

Financial statements (continued)
Statement of assets and liabilities at July 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,999,150 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$77,534,047	3,088,965	$25.10
Class C	1,447,583	58,663	24.68
Class T	11	— *	25.10
Class F-1	2,075,436	82,973	25.01
Class F-2	13,600,165	542,529	25.07
Class F-3	5,475,092	218,278	25.08
Class 529-A	1,834,134	73,290	25.03
Class 529-C	48,039	1,924	24.96
Class 529-E	54,005	2,167	24.92
Class 529-T	17	1	25.10
Class 529-F-1	14	1	25.02
Class 529-F-2	159,041	6,335	25.10
Class 529-F-3	14	1	25.10
Class R-1	62,650	2,516	24.90
Class R-2	344,761	13,956	24.70
Class R-2E	39,483	1,579	25.01
Class R-3	645,027	25,830	24.97
Class R-4	756,381	30,207	25.04
Class R-5E	195,872	7,819	25.05
Class R-5	199,197	7,936	25.10
Class R-6	20,948,683	834,180	25.11
*
Amount less than one thousand.
Refer to the notes to financial statements.

The Income Fund of America	53

Financial statements (continued)
Statement of operations for the year ended July 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $69,737; also includes $562,427 from affiliates)	$3,404,193
Interest (includes $25,514 from affiliates)	1,620,040
Securities lending income (net of fees)	4,219	$5,028,452
Fees and expenses*:
Investment advisory services	270,340
Distribution services	218,670
Transfer agent services	67,153
Administrative services	35,565
529 plan services	1,144
Reports to shareholders	2,284
Registration statement and prospectus	1,209
Trustees’ compensation	1,054
Auditing and legal	370
Custodian	2,897
Other	314	601,000
Net investment income		4,427,452
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $15):
Unaffiliated issuers	3,124,806
Affiliated issuers	(7,439)
Futures contracts	(189,579)
Forward currency contracts	294
Swap contracts	31,781
Currency transactions	1,847	2,961,710
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	6,395,507
Affiliated issuers	(156,743)
Futures contracts	89,847
Forward currency contracts	672
Swap contracts	515
Currency translations	(2,158)	6,327,640
Net realized gain (loss) and unrealized appreciation (depreciation)		9,289,350
Net increase (decrease) in net assets resulting from operations		$13,716,802
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

54	The Income Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended July 31,
	2024	2023

Operations:
Net investment income	$4,427,452	$4,362,421
Net realized gain (loss)	2,961,710	(176,695)
Net unrealized appreciation (depreciation)	6,327,640	1,011,423
Net increase (decrease) in net assets resulting from operations	13,716,802	5,197,149
Distributions paid to shareholders	(4,433,791)	(8,135,368)
Net capital share transactions	(4,163,023)	2,210,884
Total increase (decrease) in net assets	5,119,988	(727,335)
Net assets:
Beginning of year	120,299,664	121,026,999
End of year	$125,419,652	$120,299,664
Refer to the notes to financial statements.

The Income Fund of America	55

Notes to financial statements
1. Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

56	The Income Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

The Income Fund of America	57

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2024 (dollars in thousands):

58	The Income Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$14,644,131	$3,703,357	— *	$18,347,488
Consumer staples	9,084,441	1,685,984	—	10,770,425
Health care	6,675,270	2,392,969	50,336	9,118,575
Energy	7,547,571	1,106,363	53,846	8,707,780
Industrials	4,711,403	3,710,074	—	8,421,477
Information technology	6,085,055	2,047,501	—	8,132,556
Utilities	4,857,465	1,526,851	—	6,384,316
Consumer discretionary	3,902,710	1,578,226	27,561	5,508,497
Communication services	2,803,445	1,897,880	—	4,701,325
Real estate	4,023,129	179,983	7,983	4,211,095
Materials	2,913,887	1,026,949	36,351	3,977,187
Preferred securities	84,497	964	5,585	91,046
Rights & warrants	—	—	— *	— *
Convertible stocks	146,999	—	—	146,999
Convertible bonds & notes	—	22,047	—	22,047
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	20,016,143	30,096	20,046,239
Mortgage-backed obligations	—	4,811,239	23,960	4,835,199
U.S. Treasury bonds & notes	—	2,488,153	—	2,488,153
Asset-backed obligations	—	1,938,240	10,370	1,948,610
Municipals	—	340,140	—	340,140
Bonds & notes of governments & government agencies outside the U.S.	—	209,252	—	209,252
Short-term securities	7,438,970	—	—	7,438,970
Total	$74,918,973	$50,682,315	$246,088	$125,847,376

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$55,498	$—	$—	$55,498
Unrealized appreciation on open forward currency contracts	—	672	—	672
Unrealized appreciation on centrally cleared interest rate swaps	—	12,083	—	12,083
Unrealized appreciation on centrally cleared credit default swaps	—	1,102	—	1,102
Liabilities:
Unrealized depreciation on futures contracts	(3,445)	—	—	(3,445)
Unrealized depreciation on centrally cleared credit default swaps	—	(96)	—	(96)
Total	$52,053	$13,761	$—	$65,814
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

The Income Fund of America	59

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

60	The Income Fund of America

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of July 31, 2024, the total value of securities on loan was $6,264,000, and the total value of collateral received was $6,518,000. Collateral received includes cash of $2,715,000 and U.S. government securities of $3,803,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2024, the fund’s maximum exposure of unfunded bond commitments was $3,359,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $17,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

The Income Fund of America	61

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,378,702,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $475,378,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

62	The Income Fund of America

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $802,555,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $330,190,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, July 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$55,498	Unrealized depreciation*	$3,445
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	672	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	12,083	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	1,102	Unrealized depreciation*	96
			$69,355		$3,541

Refer to the end of the table for footnote.

The Income Fund of America	63

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(189,579)	Net unrealized appreciation (depreciation) on futures contracts	$89,847
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	294	Net unrealized appreciation (depreciation) on forward currency contracts	672
Swap	Interest	Net realized gain (loss) on swap contracts	9,986	Net unrealized appreciation (depreciation) on swap contracts	(1,946)
Swap	Credit	Net realized gain (loss) on swap contracts	21,795	Net unrealized appreciation (depreciation) on swap contracts	2,461
			$(157,504)		$91,034
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of July 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Morgan Stanley	$672	$ —	$ (672)	$ —	$ —
*
Collateral is shown on a settlement basis.

64	The Income Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended July 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended July 31, 2024, the fund recognized $2,357,000 in EU reclaims (net of $149,000 in fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended July 31, 2024, the fund reclassified $164,175,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $152,485,000.
As of July 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$2,091,304
Undistributed long-term capital gains	2,746,017
Gross unrealized appreciation on investments	31,156,239
Gross unrealized depreciation on investments	(2,221,319)
Net unrealized appreciation (depreciation) on investments	28,934,920
Cost of investments	96,972,301

The Income Fund of America	65

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended July 31, 2024			Year ended July 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$2,719,244	$—	$2,719,244	$2,534,100	$2,636,411	$5,170,511
Class C	46,882	—	46,882	52,758	71,660	124,418
Class T	— *	—	— *	— *	— *	— *
Class F-1	74,260	—	74,260	73,828	78,844	152,672
Class F-2	498,869	—	498,869	444,983	432,771	877,754
Class F-3	204,224	—	204,224	182,195	173,874	356,069
Class 529-A	63,864	—	63,864	59,824	62,982	122,806
Class 529-C	1,484	—	1,484	1,618	2,253	3,871
Class 529-E	1,787	—	1,787	1,698	1,935	3,633
Class 529-T	1	—	1	1	1	2
Class 529-F-1	— *	—	— *	— *	— *	— *
Class 529-F-2	5,679	—	5,679	4,836	4,585	9,421
Class 529-F-3	1	—	1	— *	— *	— *
Class R-1	1,774	—	1,774	1,688	2,300	3,988
Class R-2	10,017	—	10,017	9,297	12,494	21,791
Class R-2E	1,179	—	1,179	1,037	1,286	2,323
Class R-3	21,338	—	21,338	20,849	24,364	45,213
Class R-4	27,299	—	27,299	26,112	27,609	53,721
Class R-5E	6,926	—	6,926	5,807	5,672	11,479
Class R-5	7,621	—	7,621	10,308	10,837	21,145
Class R-6	741,342	—	741,342	598,030	556,521	1,154,551
Total	$4,433,791	$—	$4,433,791	$4,028,969	$4,106,399	$8,135,368
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2024, the investment advisory services fees were $270,340,000, which were equivalent to an annualized rate of 0.228% of average daily net assets.

66	The Income Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of July 31, 2024, unreimbursed expenses subject to reimbursement totaled $7,130,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended July 31, 2024, the 529 plan services fees were $1,144,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

The Income Fund of America	67

For the year ended July 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$184,933	$45,150	$22,192	Not applicable
Class C	15,434	961	465	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	5,061	2,707	614	Not applicable
Class F-2	Not applicable	13,790	3,859	Not applicable
Class F-3	Not applicable	36	1,539	Not applicable
Class 529-A	4,114	982	525	$1,001
Class 529-C	499	29	15	29
Class 529-E	256	14	16	30
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	54	44	84
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	604	56	18	Not applicable
Class R-2	2,529	1,147	101	Not applicable
Class R-2E	220	74	11	Not applicable
Class R-3	3,158	933	190	Not applicable
Class R-4	1,862	743	223	Not applicable
Class R-5E	Not applicable	267	54	Not applicable
Class R-5	Not applicable	80	58	Not applicable
Class R-6	Not applicable	130	5,641	Not applicable

Total class-specific expenses	$218,670	$67,153	$35,565	$1,144
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,054,000 in the fund’s statement of operations reflects $512,000 in current fees (either paid in cash or deferred) and a net increase of $542,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,209,692,000 and $1,276,685,000, respectively, which generated $81,479,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2024.

68	The Income Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2024
Class A	$2,608,897	112,145	$2,651,363	114,841	$(9,460,262)	(407,582)	$(4,200,002)	(180,596)
Class C	114,083	4,989	46,290	2,043	(601,033)	(26,325)	(440,660)	(19,293)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,425	1,730	73,155	3,181	(367,247)	(15,857)	(253,667)	(10,946)
Class F-2	2,266,692	97,532	476,968	20,683	(3,104,250)	(133,578)	(360,590)	(15,363)
Class F-3	873,922	37,475	201,946	8,751	(1,181,783)	(50,860)	(105,915)	(4,634)
Class 529-A	138,683	5,969	63,841	2,773	(313,766)	(13,502)	(111,242)	(4,760)
Class 529-C	9,411	407	1,480	64	(24,336)	(1,050)	(13,445)	(579)
Class 529-E	4,735	205	1,786	78	(10,679)	(462)	(4,158)	(179)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	26,912	1,155	5,676	245	(30,185)	(1,294)	2,403	106
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	9,609	425	1,774	78	(17,197)	(753)	(5,814)	(250)
Class R-2	44,759	1,956	10,013	441	(88,391)	(3,862)	(33,619)	(1,465)
Class R-2E	5,481	240	1,179	52	(6,085)	(262)	575	30
Class R-3	78,776	3,388	21,276	927	(174,328)	(7,524)	(74,276)	(3,209)
Class R-4	81,398	3,497	27,292	1,185	(181,911)	(7,782)	(73,221)	(3,100)
Class R-5E	26,589	1,147	6,926	301	(28,367)	(1,225)	5,148	223
Class R-5	17,779	772	7,591	329	(39,096)	(1,683)	(13,726)	(582)
Class R-6	2,526,715	108,165	740,540	32,022	(1,748,071)	(73,985)	1,519,184	66,202
Total net increase (decrease)	$8,874,866	381,197	$4,339,098	187,994	$(17,376,987)	(747,586)	$(4,163,023)	(178,395)
Refer to the end of the table for footnotes.

The Income Fund of America	69

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2023
Class A	$3,604,318	157,256	$5,057,994	220,359	$(8,825,031)	(386,025)	$(162,719)	(8,410)
Class C	180,057	7,975	123,100	5,441	(693,781)	(30,774)	(390,624)	(17,358)
Class T	—	—	—	—	—	—	—	—
Class F-1	101,531	4,382	150,363	6,572	(367,052)	(16,106)	(115,158)	(5,152)
Class F-2	2,510,615	109,947	843,492	36,819	(2,754,827)	(120,646)	599,280	26,120
Class F-3	1,099,304	48,071	352,446	15,381	(1,000,877)	(43,805)	450,873	19,647
Class 529-A	150,183	6,565	122,763	5,364	(286,985)	(12,503)	(14,039)	(574)
Class 529-C	13,152	576	3,868	169	(28,410)	(1,240)	(11,390)	(495)
Class 529-E	5,322	234	3,632	159	(11,144)	(488)	(2,190)	(95)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	1	—	—	1	1
Class 529-F-2	32,935	1,436	9,410	411	(25,303)	(1,101)	17,042	746
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	9,350	413	3,988	175	(15,720)	(689)	(2,382)	(101)
Class R-2	53,694	2,382	21,776	962	(81,380)	(3,620)	(5,910)	(276)
Class R-2E	5,555	244	2,323	101	(7,900)	(346)	(22)	(1)
Class R-3	107,648	4,720	45,104	1,973	(191,175)	(8,379)	(38,423)	(1,686)
Class R-4	110,553	4,826	53,697	2,345	(184,987)	(8,133)	(20,737)	(962)
Class R-5E	26,054	1,148	11,479	501	(17,290)	(759)	20,243	890
Class R-5	27,931	1,224	21,096	919	(156,665)	(6,924)	(107,638)	(4,781)
Class R-6	1,798,756	79,107	1,153,108	50,267	(957,189)	(41,618)	1,994,675	87,756
Total net increase (decrease)	$9,836,958	430,506	$7,979,642	347,919	$(15,605,716)	(683,156)	$2,210,884	95,269
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $94,683,483,000 and $99,056,863,000, respectively, during the year ended July 31, 2024.

70	The Income Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
7/31/2024	$23.25	$.85	$1.86	$2.71	$(.86 )	$—	$(.86 )	$25.10	12.02%	$77,534	.58%	.58%	3.66%
7/31/2023	23.83	.83	.19	1.02	(.78 )	(.82 )	(1.60)	23.25	4.45	76,009.57		.57	3.64
7/31/2022	25.92	.81	(1.18)	(.37 )	(.74 )	(.98 )	(1.72)	23.83	(1.60)	78,105.56		.56	3.23
7/31/2021	21.88	.75	4.04	4.79	(.75 )	—	(.75 )	25.92	22.23	82,740.56		.56	3.11
7/31/2020	22.56	.73	(.17 )	.56	(.74 )	(.50 )	(1.24)	21.88	2.59	71,103.57		.57	3.32
Class C:
7/31/2024	22.87	.66	1.83	2.49	(.68 )	—	(.68 )	24.68	11.20	1,448	1.32	1.32	2.91
7/31/2023	23.46	.65	.19	.84	(.61 )	(.82 )	(1.43)	22.87	3.70	1,783	1.32	1.32	2.88
7/31/2022	25.54	.61	(1.16)	(.55 )	(.55 )	(.98 )	(1.53)	23.46	(2.35)	2,236	1.31	1.31	2.46
7/31/2021	21.57	.56	3.98	4.54	(.57 )	—	(.57 )	25.54	21.31	2,803	1.31	1.31	2.37
7/31/2020	22.25	.56	(.16 )	.40	(.58 )	(.50 )	(1.08)	21.57	1.82	2,906	1.32	1.32	2.58
Class T:
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31 [5]	— [6]	.32 [5]	.32 [5]	3.92 [5]
7/31/2023	23.83	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.25	4.77 [5]	— [6]	.27 [5]	.27 [5]	3.94 [5]
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)[5]	— [6]	.31 [5]	.31 [5]	3.47 [5]
7/31/2021	21.88	.81	4.04	4.85	(.81 )	—	(.81 )	25.92	22.52 [5]	— [6]	.32 [5]	.32 [5]	3.35 [5]
7/31/2020	22.57	.78	(.17 )	.61	(.80 )	(.50 )	(1.30)	21.88	2.81 [5]	— [6]	.33 [5]	.33 [5]	3.55 [5]
Class F-1:
7/31/2024	23.17	.83	1.85	2.68	(.84 )	—	(.84 )	25.01	11.94	2,075.64		.64	3.60
7/31/2023	23.75	.82	.18	1.00	(.76 )	(.82 )	(1.58)	23.17	4.39	2,176.63		.63	3.57
7/31/2022	25.84	.79	(1.18)	(.39 )	(.72 )	(.98 )	(1.70)	23.75	(1.68)	2,353.63		.63	3.15
7/31/2021	21.82	.73	4.03	4.76	(.74 )	—	(.74 )	25.84	22.12	2,683.63		.63	3.06
7/31/2020	22.50	.72	(.17 )	.55	(.73 )	(.50 )	(1.23)	21.82	2.53	3,365.63		.63	3.27
Class F-2:
7/31/2024	23.22	.90	1.86	2.76	(.91 )	—	(.91 )	25.07	12.26	13,600.37		.37	3.87
7/31/2023	23.80	.88	.18	1.06	(.82 )	(.82 )	(1.64)	23.22	4.66	12,954.37		.37	3.84
7/31/2022	25.89	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.80	(1.40)	12,656.36		.36	3.44
7/31/2021	21.86	.80	4.03	4.83	(.80 )	—	(.80 )	25.89	22.46	12,303.36		.36	3.31
7/31/2020	22.54	.77	(.16 )	.61	(.79 )	(.50 )	(1.29)	21.86	2.81	9,894.37		.37	3.52
Class F-3:
7/31/2024	23.23	.92	1.86	2.78	(.93 )	—	(.93 )	25.08	12.38	5,475.27		.27	3.98
7/31/2023	23.81	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.23	4.77	5,179.26		.26	3.95
7/31/2022	25.90	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.81	(1.30)	4,840.25		.25	3.54
7/31/2021	21.87	.82	4.04	4.86	(.83 )	—	(.83 )	25.90	22.57	4,717.26		.26	3.42
7/31/2020	22.56	.80	(.18 )	.62	(.81 )	(.50 )	(1.31)	21.87	2.88	3,680.26		.26	3.63
Class 529-A:
7/31/2024	23.18	.84	1.86	2.70	(.85 )	—	(.85 )	25.03	12.01	1,834.61		.61	3.63
7/31/2023	23.76	.82	.19	1.01	(.77 )	(.82 )	(1.59)	23.18	4.42	1,809.61		.61	3.60
7/31/2022	25.85	.80	(1.18)	(.38 )	(.73 )	(.98 )	(1.71)	23.76	(1.64)	1,868.59		.59	3.19
7/31/2021	21.83	.74	4.02	4.76	(.74 )	—	(.74 )	25.85	22.14	1,987.60		.60	3.07
7/31/2020	22.51	.72	(.17 )	.55	(.73 )	(.50 )	(1.23)	21.83	2.55	1,740.62		.62	3.27
Refer to the end of the table for footnotes.

The Income Fund of America	71

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
7/31/2024	$23.12	$.66	$1.85	$2.51	$(.67 )	$—	$(.67 )	$24.96	11.19%	$48	1.36%	1.36%	2.88%
7/31/2023	23.70	.64	.19	.83	(.59 )	(.82 )	(1.41)	23.12	3.62	58	1.38	1.38	2.82
7/31/2022	25.78	.61	(1.18)	(.57 )	(.53 )	(.98 )	(1.51)	23.70	(2.40)	71	1.35	1.35	2.41
7/31/2021	21.76	.56	4.02	4.58	(.56 )	—	(.56 )	25.78	21.26	94	1.33	1.33	2.34
7/31/2020	22.43	.56	(.16 )	.40	(.57 )	(.50 )	(1.07)	21.76	1.79	103	1.36	1.36	2.56
Class 529-E:
7/31/2024	23.09	.79	1.84	2.63	(.80 )	—	(.80 )	24.92	11.71	54.84		.84	3.40
7/31/2023	23.67	.76	.19	.95	(.71 )	(.82 )	(1.53)	23.09	4.19	54.85		.85	3.36
7/31/2022	25.76	.74	(1.18)	(.44 )	(.67 )	(.98 )	(1.65)	23.67	(1.89)	58.83		.83	2.95
7/31/2021	21.75	.68	4.02	4.70	(.69 )	—	(.69 )	25.76	21.90	64.83		.83	2.84
7/31/2020	22.43	.67	(.17 )	.50	(.68 )	(.50 )	(1.18)	21.75	2.31	59.84		.84	3.05
Class 529-T:
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.25 [5]	— [6]	.37 [5]	.37 [5]	3.88 [5]
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.71 [5]	— [6]	.33 [5]	.33 [5]	3.88 [5]
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)[5]	— [6]	.35 [5]	.35 [5]	3.44 [5]
7/31/2021	21.88	.80	4.04	4.84	(.80 )	—	(.80 )	25.92	22.47 [5]	— [6]	.36 [5]	.36 [5]	3.31 [5]
7/31/2020	22.57	.77	(.17 )	.60	(.79 )	(.50 )	(1.29)	21.88	2.75 [5]	— [6]	.39 [5]	.39 [5]	3.50 [5]
Class 529-F-1:
7/31/2024	23.17	.88	1.86	2.74	(.89 )	—	(.89 )	25.02	12.20 [5]	— [6]	.45 [5]	.45 [5]	3.80 [5]
7/31/2023	23.75	.86	.19	1.05	(.81 )	(.82 )	(1.63)	23.17	4.60 [5]	— [6]	.44 [5]	.44 [5]	3.77 [5]
7/31/2022	25.84	.84	(1.18)	(.34 )	(.77 )	(.98 )	(1.75)	23.75	(1.49)[5]	— [6]	.43 [5]	.43 [5]	3.36 [5]
7/31/2021	21.82	.78	4.03	4.81	(.79 )	—	(.79 )	25.84	22.40 [5]	— [6]	.37 [5]	.37 [5]	3.55 [5]
7/31/2020	22.50	.77	(.16 )	.61	(.79 )	(.50 )	(1.29)	21.82	2.80	94.38		.38	3.52
Class 529-F-2:
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.30	159.36		.36	3.88
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.68	145.35		.35	3.87
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)	131.35		.35	3.45
7/31/2021[7,8]	21.40	.60	4.54	5.14	(.62 )	—	(.62 )	25.92	24.24 [9]	125	.36 [10]	.36 [10]	3.24 [10]
Class 529-F-3:
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31	— [6]	.32	.32	3.92
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.70	— [6]	.32	.32	3.88
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)	— [6]	.31	.31	3.48
7/31/2021[7,8]	21.40	.60	4.55	5.15	(.63 )	—	(.63 )	25.92	24.28 [9]	— [6]	.38 [10]	.32 [10]	3.28 [10]
Class R-1:
7/31/2024	23.07	.67	1.84	2.51	(.68 )	—	(.68 )	24.90	11.15	63	1.35	1.35	2.88
7/31/2023	23.66	.65	.18	.83	(.60 )	(.82 )	(1.42)	23.07	3.63	64	1.35	1.35	2.86
7/31/2022	25.73	.61	(1.16)	(.55 )	(.54 )	(.98 )	(1.52)	23.66	(2.33)	68	1.34	1.34	2.44
7/31/2021	21.73	.56	4.01	4.57	(.57 )	—	(.57 )	25.73	21.26	76	1.34	1.34	2.34
7/31/2020	22.41	.56	(.17 )	.39	(.57 )	(.50 )	(1.07)	21.73	1.75	81	1.36	1.36	2.54
Refer to the end of the table for footnotes.

72	The Income Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
7/31/2024	$22.89	$.66	$1.83	$2.49	$(.68 )	$—	$(.68 )	$24.70	11.16%	$345	1.35%	1.35%	2.89%
7/31/2023	23.49	.64	.18	.82	(.60 )	(.82 )	(1.42)	22.89	3.61	353	1.36	1.36	2.85
7/31/2022	25.57	.61	(1.17)	(.56 )	(.54 )	(.98 )	(1.52)	23.49	(2.38)	369	1.34	1.34	2.44
7/31/2021	21.60	.55	3.99	4.54	(.57 )	—	(.57 )	25.57	21.26	409	1.35	1.35	2.33
7/31/2020	22.28	.55	(.16 )	.39	(.57 )	(.50 )	(1.07)	21.60	1.76	385	1.37	1.37	2.52
Class R-2E:
7/31/2024	23.17	.74	1.84	2.58	(.74 )	—	(.74 )	25.01	11.47	40	1.07	1.07	3.17
7/31/2023	23.75	.72	.18	.90	(.66 )	(.82 )	(1.48)	23.17	3.95	36	1.07	1.07	3.14
7/31/2022	25.83	.69	(1.18)	(.49 )	(.61 )	(.98 )	(1.59)	23.75	(2.08)	37	1.05	1.05	2.73
7/31/2021	21.81	.63	4.02	4.65	(.63 )	—	(.63 )	25.83	21.62	39	1.06	1.06	2.62
7/31/2020	22.49	.62	(.17 )	.45	(.63 )	(.50 )	(1.13)	21.81	2.06	35	1.07	1.07	2.82
Class R-3:
7/31/2024	23.13	.77	1.85	2.62	(.78 )	—	(.78 )	24.97	11.66	645.91		.91	3.33
7/31/2023	23.72	.75	.18	.93	(.70 )	(.82 )	(1.52)	23.13	4.07	672.91		.91	3.30
7/31/2022	25.80	.72	(1.17)	(.45 )	(.65 )	(.98 )	(1.63)	23.72	(1.92)	729.90		.90	2.88
7/31/2021	21.79	.66	4.02	4.68	(.67 )	—	(.67 )	25.80	21.78	824.90		.90	2.78
7/31/2020	22.46	.65	(.15 )	.50	(.67 )	(.50 )	(1.17)	21.79	2.27	792.92		.92	2.97
Class R-4:
7/31/2024	23.19	.84	1.86	2.70	(.85 )	—	(.85 )	25.04	12.01	756.61		.61	3.63
7/31/2023	23.78	.82	.18	1.00	(.77 )	(.82 )	(1.59)	23.19	4.37	772.61		.61	3.60
7/31/2022	25.86	.80	(1.17)	(.37 )	(.73 )	(.98 )	(1.71)	23.78	(1.61)	815.60		.60	3.18
7/31/2021	21.84	.74	4.02	4.76	(.74 )	—	(.74 )	25.86	22.13	940.60		.60	3.07
7/31/2020	22.52	.72	(.16 )	.56	(.74 )	(.50 )	(1.24)	21.84	2.55	925.61		.61	3.28
Class R-5E:
7/31/2024	23.20	.89	1.86	2.75	(.90 )	—	(.90 )	25.05	12.22	196.41		.41	3.83
7/31/2023	23.79	.87	.17	1.04	(.81 )	(.82 )	(1.63)	23.20	4.58	176.42		.42	3.80
7/31/2022	25.87	.85	(1.17)	(.32 )	(.78 )	(.98 )	(1.76)	23.79	(1.45)	159.40		.40	3.39
7/31/2021	21.85	.80	4.02	4.82	(.80 )	—	(.80 )	25.87	22.45	162.39		.39	3.25
7/31/2020	22.54	.75	(.16 )	.59	(.78 )	(.50 )	(1.28)	21.85	2.73	41.41		.41	3.45
Class R-5:
7/31/2024	23.25	.92	1.85	2.77	(.92 )	—	(.92 )	25.10	12.32	199.31		.31	3.93
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.72	198.31		.31	3.89
7/31/2022	25.92	.88	(1.18)	(.30 )	(.81 )	(.98 )	(1.79)	23.83	(1.34)	317.30		.30	3.48
7/31/2021	21.88	.81	4.04	4.85	(.81 )	—	(.81 )	25.92	22.55	406.30		.30	3.38
7/31/2020	22.56	.79	(.17 )	.62	(.80 )	(.50 )	(1.30)	21.88	2.87	371.31		.31	3.56
Class R-6:
7/31/2024	23.26	.93	1.85	2.78	(.93 )	—	(.93 )	25.11	12.36	20,949.27		.27	3.98
7/31/2023	23.84	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.26	4.77	17,862.26		.26	3.95
7/31/2022	25.93	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.84	(1.29)	16,215.25		.25	3.54
7/31/2021	21.89	.82	4.05	4.87	(.83 )	—	(.83 )	25.93	22.59	16,144.25		.25	3.42
7/31/2020	22.58	.79	(.17 )	.62	(.81 )	(.50 )	(1.31)	21.89	2.88	12,922.26		.26	3.61
Refer to the end of the table for footnotes.

The Income Fund of America	73

Financial highlights (continued)

Portfolio turnover rate for all share classes[11,12]	Year ended July 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	43%	44%	40%	44%	58%
Including mortgage dollar roll transactions	92%	95%	72%	133%	117%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.
Refer to the notes to financial statements.

74	The Income Fund of America

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Income Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the "Fund"), including the investment portfolio, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
September 11, 2024
We have served as the auditor of one or more American Funds investment companies since 1956.

The Income Fund of America	75

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2024:
Long-term capital gains	$157,495,000
Qualified dividend income	$3,023,596,000
Section 199A dividends	$238,113,000
Section 163(j) interest dividends	$2,056,843,000
Corporate dividends received deduction	$1,832,545,000
U.S. government income that may be exempt from state taxation	$267,758,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

76	The Income Fund of America

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

The Income Fund of America	77

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Income Fund of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 30, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 30, 2024